As filed with the Securities and Exchange Commission on December 30, 2025

1933 Act Registration No. 333-264900

1940 Act Registration No. 811-23801

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒
and/or
Registration Statement Under the Investment Company Act of 1940
Amendment No. 40	☒

Bitwise Funds Trust

250 Montgomery Street, Suite 200

San Francisco, California 94104
(415) 707-3663

Delaware Trust Company

251 Little Falls Drive
Wilmington, New Castle County, Delaware 19808

(Name and Address of Agent for Service)

Copy to:

Richard J. Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Katherine Dowling, Esq.
Bitwise Asset Management, Inc.
250 Montgomery Street, Suite 200
San Francisco, California 94104

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A –	Prospectus for Bitwise AAVE Strategy ETF; Bitwise CC Strategy ETF; Bitwise ENA Strategy ETF; Bitwise Hyperliquid Strategy ETF; Bitwise NEAR Strategy ETF; Bitwise STRK Strategy ETF; Bitwise SUI Strategy ETF; Bitwise TAO Strategy ETF; Bitwise TRX Strategy ETF; Bitwise UNI Strategy ETF; and Bitwise ZEC Strategy ETF

Part B –	Statement of Additional Information for Bitwise AAVE Strategy ETF; Bitwise CC Strategy ETF; Bitwise ENA Strategy ETF; Bitwise Hyperliquid Strategy ETF; Bitwise NEAR Strategy ETF; Bitwise STRK Strategy ETF; Bitwise SUI Strategy ETF; Bitwise TAO Strategy ETF; Bitwise TRX Strategy ETF; Bitwise UNI Strategy ETF; and Bitwise ZEC Strategy ETF

Part C –	Other Information

Signatures

Index to Exhibits

Exhibits

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
December 30, 2025

Prospectus

Bitwise AAVE Strategy ETF (_____)	Bitwise SUI Strategy ETF (_____)
Bitwise CC Strategy ETF (_____)	Bitwise TAO Strategy ETF (_____)
Bitwise ENA Strategy ETF (_____)	Bitwise TRX Strategy ETF (_____)
Bitwise Hyperliquid Strategy ETF (_____)	Bitwise UNI Strategy ETF (_____)
Bitwise NEAR Strategy ETF (_____)	Bitwise ZEC Strategy ETF (_____)
Bitwise STRK Strategy ETF (_____)

_____________, 2026

Each of the funds set forth above (each, a “Fund,” and together, the “Funds”) is a series of Bitwise Funds Trust (the “Trust”) and an exchange-traded fund (“ETF”). Each Fund lists and principally trades its shares on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Bitwise AAVE Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “AAVE,” the governance and utility token of the Aave Protocol. The Aave Protocol is a decentralized platform for borrowing and lending digital assets. Aave operates primarily on the Ethereum blockchain, with smaller instances on other Ethereum Virtual Machine (EVM) blockchains.

The Fund will derive its exposure to AAVE by investing up to 60% of its assets directly in AAVE and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of AAVE (“AAVE ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize AAVE or an AAVE ETP as the reference asset (“AAVE Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in AAVE, AAVE ETPs and AAVE Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell AAVE either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the AAVE ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant portion of the assets allocated to European ETPs in securities issued by the [______]. Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct AAVE holdings or AAVE Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to AAVE and AAVE Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to AAVE, including direct AAVE investments, investments in AAVE ETPs and utilization of AAVE Derivatives.

The Fund’s performance will not replicate the performance of AAVE, as only a portion of its holdings will be directly invested in AAVE. The Fund will derive the rest of its exposure to AAVE through AAVE ETPs and AAVE Derivatives, each of which may not provide precise correlation to the performance of AAVE. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of AAVE to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of AAVE.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The AAVE securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About AAVE and the Aave Protocol

AAVE is a digital asset that is created and transmitted through the operations of the peer-to-peer Ethereum Network. AAVE is the governance and utility token for the Aave Protocol, a decentralized platform run on smart contracts that enables users to borrow and lend digital assets. Holders of AAVE token can participate in the governance of the Aave Protocol by voting on proposals. Additionally, holders of the AAVE token can help maintain the solvency of the Aave Protocol by staking their tokens to an insurance fund that backstops the protocol against bad debt.

The Ethereum blockchain, a decentralized network of computers operating on cryptographic protocols, serves as the primary decentralized ledger upon which AAVE transactions are processed and settled. No single entity owns or operates the Ethereum blockchain, the infrastructure of which is collectively maintained by a decentralized user base. Similarly, no single entity owns or operates the smart contracts that comprise the Aave Protocol.

The smart contracts of the Aave Protocol facilitate the borrowing and lending of digital assets in a decentralized manner. Users supply, or lend, their digital assets such as ETH, USDT, or BTC into liquidity pools. Borrowers post collateral and then withdrawn assets from the liquidity pools. The fees paid by borrowers compensates the lenders in the form of interest payments and generates revenue for the Aave Protocol treasury. To maintain the solvency of the protocol, the smart contracts of the Aave Protocol automatically liquidate borrowers’ collateral if the value of their borrowed assets exceeds the value of their supplied collateral.

The Aave protocol was launched in 2017 by founder Stani Kulechov, who sought to create a peer-to-peer lending platform for digital assets. In 2020 the Aave Protocol relaunched as a liquidity pool platform, its current iteration.

The code of the Aave Protocol is open source. Its business parameters are managed by a global community of AAVE token holders through a Decentralized Autonomous Organization (DAO). AAVE holders vote Aave Improvement Proposals (AIPs), which govern critical features including asset listings, removals, the deployment of new Aave Protocol instances, adjustments to risk parameters, and fees.

The Aave Protocol is designed to mitigate the risk of bad debt through a self-insurance mechanism managed by smart contracts, primarily the Safety Module (SM) and its upgraded framework, Umbrella. AAVE token holders may elect to stake their AAVE tokens within the legacy Safety Module in exchange for a receipt token, and periodic yield. The pooled AAVE serves as a backstop for the entire protocol. In the event of a shortfall, the Aave Protocol can liquidate the pooled AAVE to cover deficits. Recent upgrades to the backstop system reduce the protocol’s reliance on staked AAVE pools.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

AAVE Risks. The Fund is subject to the risk of AAVE and the AAVE Network, set forth below.

AAVE and AAVE Protocol Exposure Risk. The Fund’s performance is significantly dependent on the price of AAVE, and the continued operation, adoption, and integrity of the Aave Protocol, the Ethereum Network and the blockchain that underpins it. The Aave Protocol is a relatively new, open-source, decentralized borrowing and lending platform in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of AAVE is dependent on the growth and utilization of the Aave Protocol, and adverse events, such as technical failures, smart contract exploitations, or theft could negatively affect the value of AAVE. The Aave Protocol relies on oracles to service its smart contracts with accurate price data. Manipulation of those oracles could negatively the value of AAVE, and result in losses to the Fund. Because AAVE is issued on the Ethereum blockchain, any degradation in the performance of the Ethereum blockchain, including, validator performance, exploits and consensus breakdowns could negatively affect the value of AAVE. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of AAVE. Because AAVE is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Aave Protocol, the value of the Fund’s exposure to AAVE could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The AAVE held by the Fund’s AAVE custodian or the custodian of an AAVE ETP (each, an “AAVE Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal AAVE. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s AAVE may be subject to theft, loss, destruction or other attack. The Adviser and the AAVE Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or an AAVE ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or an AAVE ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and AAVE ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or an AAVE ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/AAVE ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/AAVE ETP’s account at an AAVE Custodian where its AAVE is held, the relevant private keys (and therefore AAVE) or other data or property of the Fund/AAVE ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/AAVE ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/AAVE ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/AAVE ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s AAVE or the AAVE of an AAVE ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including AAVE. Investors should be aware that trading or custodying AAVE on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as AAVE are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as AAVE, may be considered a “security” under U.S. federal securities laws. A determination that AAVE, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of AAVE and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that AAVE is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of AAVE and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that AAVE is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as AAVE are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

AAVE ETP Risks. The Fund expects to have highly concentrated exposure to AAVE ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the AAVE Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more AAVE ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of AAVE to the security trustee, rather than a direct ownership interest in such AAVE. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of AAVE ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold AAVE and the securities issued by a single AAVE ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of AAVE ETP securities has granted a security interest in the AAVE to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as AAVE under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying AAVE, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as AAVE ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as AAVE, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as AAVE.

Liquidity Risk. The market for securities of AAVE ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by AAVE ETPs is not equivalent to a direct investment in AAVE and it should be expected that the value of such securities may perform differently than the market price of AAVE itself. Such securities are debt obligations of the issuer secured by pledged AAVE held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of AAVE. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of AAVE to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of AAVE. Accordingly, the market value of such securities may further diverge from AAVE prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of AAVE, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the AAVE. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of AAVE, and there can be no assurance that they will replicate the returns of holding AAVE directly. Given the Fund’s significant holding of AAVE ETP securities, this will cause the Fund’s returns to diverge from AAVE.

Staking Risk. The Fund expects to hold securities issued by AAVE ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional AAVE, it also exposes the ETPs utilizing staking to several risks. Staking on AAVE comes with a risk of loss of Principal. AAVE tokens staked to the Aave Protocol’s Safety Module can be slashed by the protocol to cover a shortfall in assets. A shortfall could occur due to extreme market volatility, an exploit of price data serviced by oracles, a hack, or a stablecoin depegging. Staking activity comes with a risk of loss of AAVE.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to AAVE. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting AAVE or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to AAVE and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to AAVE through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by AAVE, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the digital asset market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of AAVE, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as AAVE). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise CC Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “CC,” the native token of the Canton Network. The Canton Network is a network of subnetworks that enable private, interoperable digital asset transactions by financial institutions.

The Fund will derive its exposure to CC by investing up to 60% of its assets directly in CC and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of CC (“CC ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize CC or a CC ETP as the reference asset (“CC Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in CC, CC ETPs and CC Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell CC either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the CC ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant portion of the assets allocated to European ETPs in securities issued by the [______] (the “[______]”). Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct CC holdings or CC Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to CC and CC Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to CC, including direct CC investments, investments in CC ETPs and utilization of CC Derivatives.

The Fund’s performance will not replicate the performance of CC, as only a portion of its holdings will be directly invested in CC. The Fund will derive the rest of its exposure to CC through CC ETPs and CC Derivatives, each of which may not provide precise correlation to the performance of CC. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of CC to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of CC.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The CC securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About CC and the Canton Network

Canton Coin (CC) is a digital asset that is created and transmitted through the operations of the Canton Network, a public network of networks run by financial institutions, and which operates on cryptographic protocols. Each individual network retains ownership of its data and maintains the privacy of its data. An interoperability layer managed by a Global Synchronizer allows these independent networks to communicate with each other. A nonprofit known as the Canton Foundation oversees the infrastructure of the Canton Network.

The Canton Network is a network of distributed ledgers designed to provide high-performance, independence, and privacy for financial institutions adopting blockchain technology. Developed by the firm Digital Asset and launched with a consortium of financial institutions, the Canton Network employs a unique, modular architecture that enables parallel transaction execution for networks that retain their privacy. The Canton Network is engineered specifically to support institutional use cases, including real-time collateral mobility, asset tokenization, and decentralized financing (DeFi) for financial institutions, by delivering atomic settlement for transactions involving multiple participant ledgers.

The Canton Network operates as public, decentralized, protocol that links private, permissioned subnetworks together. Participant nodes are responsible for privately validating and confirming transactions on their respective subnetwork. A mechanism known as the Global Synchronizer enables interoperability across the subnetworks, while its Byzantine Fault Tolerant (BFT) consensus mechanism secures transaction ordering and prevents double-spends. Super Validators run by vetted organizations maintain the operations of the Global Synchronizer. This architecture allows the Canton Network to support the privacy and interoperability of subnetworks.

The Canton Network utilizes the Daml (Digital Asset Modeling Language) smart contract language. Daml enables developers to enforce privacy on transactions involving sensitive data, allowing visibility on a need-to-know basis. This design protects data privacy for institutions while maintaining flexibility for regulatory compliance.

The CC token serves as the network's native utility token, used to pay traffic fees for accessing the Global Synchronizer's atomic settlement service. The network operates on a Burn-Mint Equilibrium (BME) model, where all CC paid as traffic fees are permanently burned, and new CC is minted as rewards for network contributors, including Super Validators and Participant Nodes. The token's circulating supply was 35.62 billion as of December 1, 2026.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CC Risks. The Fund is subject to the risk of CC and the Canton Network, set forth below.

CC and Canton Network Exposure Risk. The Fund’s performance is significantly dependent on the price of CC, and the continued operation, adoption, and integrity of the Canton Network and the blockchain that underpins it. The Canton Network is a relatively new, open-source, decentralized protocol that utilizes a modular architecture to link private, permissioned ledgers. Its continued viability is subject to a variety of factors, including the pace of institutional adoption and the development of enterprise-grade applications, network security, and the regulatory environment. The value of CC is dependent on the growth and utilization of the Canton Network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in the Daml smart contract language, or compromised Super Validator performance, could negatively affect the Canton Network and, consequently, the value of CC. The Canton Network's reliance on a known, vetted group of institutional Super Validators to secure the Global Synchronizer may pose a risk of concentration or collusion compared to larger, more anonymous blockchain networks. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the Canton Network’s functionality or the value of CC. Because CC is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Canton Network, the value of the Fund’s exposure to CC could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The CC held by the Fund’s CC custodian or the custodian of a CC ETP (each, an “CC Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal CC. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s CC may be subject to theft, loss, destruction or other attack. The Adviser and the CC Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a CC ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a CC ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and CC ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a CC ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/CC ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/CC ETP’s account at an CC Custodian where its CC is held, the relevant private keys (and therefore bitcoin) or other data or property of the Fund/CC ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/CC ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/CC ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/CC ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s CC or the CC of a CC ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including CC. Investors should be aware that trading or custodying CC on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as CC are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as CC, may be considered a “security” under U.S. federal securities laws. A determination that CC, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of CC and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that CC is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of CC and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that CC is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as CC are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

CC ETP Risks. The Fund expects to have highly concentrated exposure to CC ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the CC Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more CC ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of CC to the security trustee, rather than a direct ownership interest in such CC. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of CC ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold CC and the securities issued by a single CC ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of CC ETP securities has granted a security interest in the CC to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as CC under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying CC, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as CC ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as CC, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as CC.

Liquidity Risk. The market for securities of CC ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by CC ETPs is not equivalent to a direct investment in CC and it should be expected that the value of such securities may perform differently than the market price of CC itself. Such securities are debt obligations of the issuer secured by pledged CC held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of CC. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of CC to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of CC. Accordingly, the market value of such securities may further diverge from CC prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of CC, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the CC. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of CC, and there can be no assurance that they will replicate the returns of holding CC directly. Given the Fund’s significant holding of CC ETP securities, this will cause the Fund’s returns to diverge from CC.

Staking Risk. The Fund expects to hold securities issued by CC ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional CC, it also exposes the ETPs utilizing staking to several risks. Staking activity comes with a risk of loss of CC, including in the form of “slashing” penalties, which are designed to deter malicious validators from attacking blockchains and ensure consistent participation of validators to maintain network stability. Staking also relies on the performance of the validators to whom the ETP has delegated its staked CC. Performance of the validators directly affects the yield the ETP earns on its staked CC. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to CC. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting CC or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to CC and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to CC through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of their value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by CC, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the uranium market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of CC, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as CC). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise ENA Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “ENA,” the governance and utility token of the Ethena Protocol. The Ethena Protocol is a blockchain-based platform for issuing the synthetic dollar token USDe. ENA operates primarily on the Ethereum blockchain.

The Fund will derive its exposure to ENA by investing up to 60% of its assets directly in ENA and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of ENA (“ENA ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize ENA or an ENA ETP as the reference asset (“ENA Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in ENA, ENA ETPs and ENA Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell ENA either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the ENA ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant portion of the assets allocated to European ETPs in securities issued by the [______] (the “[______]”). Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct ENA holdings or ENA Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to ENA and ENA Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to ENA, including direct ENA investments, investments in ENA ETPs and utilization of ENA Derivatives.

The Fund’s performance will not replicate the performance of ENA, as only a portion of its holdings will be directly invested in ENA. The Fund will derive the rest of its exposure to ENA through ENA ETPs and ENA Derivatives, each of which may not provide precise correlation to the performance of ENA. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of ENA to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of ENA.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The ENA securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About ENA and the Ethena Protocol

ENA is a digital asset that is created and transmitted through the operations of the peer-to-peer Ethereum Network. ENA is the governance token for the Ethena Protocol, a blockchain-based financial application that issues a synthetic dollar, USDe. Holders of ENA token can participate in the governance of the Ethena Protocol.

The Ethereum blockchain, a decentralized network of computers operating on cryptographic protocols, serves as the primary decentralized ledger upon which ENA transactions are processed and settled. No single entity owns or operates the Ethereum blockchain, the infrastructure of which is collectively maintained by a decentralized user base.

The smart contracts of the Ethena Protocol facilitate the minting and redemption of the synthetic dollar token USDe. Whitelisted users of Ethena Protocol can mint USDe by depositing approved assets (including BTC, ETH, and USDT). The Ethena Protocol enters a short position on the deposited asset to hedge the value of the newly established long position. This creates delta-neutral exposure that allows USDe to remain stable relative to the dollar. The protocol collects revenue from the staking rewards of yield-bearing assets (like ETH) and from positive funding rates from the short position. A portion of this revenue feeds into a Reserve Fund that backstops USDe in the event of negative funding rates.

The Ethena Protocol was launched in 2023 by founder Guy Young, who sought to create a yield-bearing synthetic dollar alternative to stablecoins. The smart contracts of the Ethena Protocol are open source. Ethena Labs is the primary contributor to Ethena Protocol and oversees many elements of its operation, including the minting whitelist and administrative roles surrounding its hedging infrastructure and custody of collateral assets.

A Decentralized Autonomous Organization known as ENA DAO contributes to the management of the Ethena Protocol. ENA token holders stake their ENA with the protocol in exchange for the receipt token sENA, which they can use to vote directly on major proposals impacting the Ethena Protocol. For example, an anticipated but, as of November 2025, unscheduled vote will seek ENA holder approval to activate a mechanism known as the fee switch that will generate revenue for ENA stakers. ENA token holders also approve members of a governing body known as the Risk Committee that oversees most operational decisions.

The ENA token has a maximum supply of 15 billion tokens. Of the total supply, 30% is reserved for core contributors, 30% for ecosystem development, 25% for investors, and 15% for the Ethena Foundation. As of November 26, 2025, the circulating supply of ENA was 7.42 billion.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

ENA Risks. The Fund is subject to the risk of ENA and the ENA Protocol, set forth below.

ENA and Ethena Protocol Exposure Risk. The Fund’s performance is significantly dependent on the price of ENA, and the continued operation, adoption, and integrity of the ENA Network, the Ethereum Network and the blockchain that underpins it. The Ethena Protocol is a relatively new, open-source, synthetic dollar issuance platform in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of ENA is dependent on the growth and utilization of the Ethena Protocol, and adverse events, such as technical failures, smart contract exploitations, or theft could negatively affect the value of ENA. The Ethena Protocol relies on accurate pricing data to facilitate its delta-neutral hedging strategy. Manipulation or failure of these data feeds could negatively affect the value of ENA. The Ethena Protocol utilizes third-party custodians to safekeep the deposited collateral assets backing USDe. A failure, exploit, or hack of those custodians that results in a loss of collateral assets could negatively affect the value of ENA, and result in losses to the Fund. The critical role of key entities, including Ethena Labs, to the protocol’s operations creates organizational risks. The protocol’s primary revenue source is dependent on positive perpetual future funding rates. A sustained shift to negative funding rates could deplete the Reserve Fund, threaten the stability of USDe, and negatively impact the value of ENA. Because ENA is issued on the Ethereum blockchain, any degradation in the performance of the Ethereum blockchain, including, validator performance, exploits and consensus breakdowns could negatively affect the value of ENA. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of ENA. Because ENA is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Ethena Protocol, the value of the Fund’s exposure to ENA could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The ENA held by the Fund’s ENA custodian or the custodian of an ENA ETP (each, an “ENA Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal ENA. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s ENA may be subject to theft, loss, destruction or other attack. The Adviser and the ENA Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or an ENA ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or an ENA ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and ENA ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or an ENA ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/ENA ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/ENA ETP’s account at an ENA Custodian where its ENA is held, the relevant private keys (and therefore ENA) or other data or property of the Fund/ENA ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/ENA ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/ENA ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/ENA ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s ENA or the ENA of an ENA ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including ENA. Investors should be aware that trading or custodying ENA on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as ENA are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as ENA, may be considered a “security” under U.S. federal securities laws. A determination that ENA, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of ENA and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that ENA is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of ENA and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that ENA is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as ENA are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

ENA ETP Risks. The Fund expects to have highly concentrated exposure to ENA ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the ENA Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more ENA ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of ENA to the security trustee, rather than a direct ownership interest in such ENA. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of ENA ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold ENA and the securities issued by a single ENA ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of ENA ETP securities has granted a security interest in the ENA to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as ENA under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying ENA, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as ENA ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as ENA, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as ENA.

Liquidity Risk. The market for securities of ENA ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by ENA ETPs is not equivalent to a direct investment in ENA and it should be expected that the value of such securities may perform differently than the market price of ENA itself. Such securities are debt obligations of the issuer secured by pledged ENA held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of ENA. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of ENA to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of ENA. Accordingly, the market value of such securities may further diverge from ENA prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of ENA, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the ENA. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of ENA, and there can be no assurance that they will replicate the returns of holding ENA directly. Given the Fund’s significant holding of ENA ETP securities, this will cause the Fund’s returns to diverge from ENA.

Staking Risk. The Fund expects to hold securities issued by ENA ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional ENA, rewards are not guaranteed. Staking ENA does not accrue any protocol-generated rewards as of November 26, 2025. An anticipated future protocol upgrade to turn on the fee switch would activate staking rewards. Additionally, staking ENA introduces liquidity risks. Staked ENA is subject to a mandatory 7-day cooldown period upon withdrawal requests, which can be extended to a maximum of 90 days at the discretion of a multi-signature wallet controlled in part by Ethena Labs.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to ENA. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting ENA or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to ENA and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to ENA through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by ENA, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the digital asset market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of ENA, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as ENA). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise Hyperliquid Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “HYPE” or “Hyperliquid,” the native token of the Hyperliquid Blockchain. The Hyperliquid Blockchain is the distributed ledger that records transaction, maintains account balances and executes smart contracts within the Hyperliquid Network.

The Fund will derive its exposure to HYPE by investing up to 60% of its assets directly in HYPE and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of HYPE (“HYPE ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize HYPE or a HYPE ETP as the reference asset (“HYPE Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in HYPE, HYPE ETPs and HYPE Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell HYPE either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the HYPE ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant portion of the assets allocated to European ETPs in securities issued by the [______] (the “[______]”). Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct HYPE holdings or HYPE Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to HYPE and HYPE Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to HYPE, including direct HYPE investments, investments in HYPE ETPs and utilization of HYPE Derivatives.

The Fund’s performance will not replicate the performance of HYPE, as only a portion of its holdings will be directly invested in HYPE. The Fund will derive the rest of its exposure to HYPE through HYPE ETPs and HYPE Derivatives, each of which may not provide precise correlation to the performance of HYPE. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of HYPE to some degree. Nevertheless, the Fund expects that its performance will approximately track the performance of HYPE.

Additional Information about European ETPs and the Bitwise [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is Bitwise Europe GmbH, an affiliate of the Adviser. The issuance of the securities is governed by the laws of the Federal Republic of Germany and have been approved by BaFin, the financial regulatory of Germany. Such securities are listed for trading on the [______]. The HYPE securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee.

Additional Information About HYPE and the Hyperliquid Network

Hyperliquid or “HYPE” is the native digital asset of the Hyperliquid Network, a blockchain platform engineered to provide high-performance infrastructure for decentralized finance (DeFi) and other blockchain-based applications. The Hyperliquid Network is distinguished by its focus on liquidity, speed, and user accessibility, aiming to overcome common challenges faced by traditional and decentralized exchanges. By leveraging innovative consensus mechanisms and advanced network architecture, Hyperliquid seeks to deliver seamless trading experiences and efficient asset management for its users.

The Hyperliquid Network operates as a decentralized, permissionless blockchain, allowing participants to engage in network activities without centralized oversight. Validators play a critical role in maintaining the network’s security and operational integrity by validating transactions, producing blocks, and participating in consensus. The network’s protocol is designed to optimize transaction throughput and minimize latency, ensuring that trades and transfers are executed swiftly and reliably. This high level of performance is particularly important for DeFi applications, where speed and liquidity are essential for market efficiency.

HYPE serves as the primary utility and governance token within the Hyperliquid ecosystem. It is used to pay transaction fees, incentivize validators, and facilitate participation in network governance. Holders of HYPE can propose and vote on changes to the protocol, such as upgrades, parameter adjustments, and new feature implementations. This decentralized governance framework empowers the community to shape the future direction of the network and ensures that the interests of stakeholders are represented.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

HYPE Risks. The Fund is subject to the risk of HYPE and the Hyperliquid Network, set forth below.

HYPE and HYPE Network Exposure Risk. The Fund’s performance is significantly dependent on the price of HYPE, and the continued operation, adoption, and integrity of the Hyperliquid Network and the blockchain that underpins it. The Hyperliquid Network is a decentralized finance (DeFi) ecosystem designed to facilitate on-chain derivatives trading, liquidity provision, and other financial activities through smart contracts and decentralized governance mechanisms. As such, the Fund is subject to the numerous technological, operational, and regulatory risks inherent to DeFi protocols. The Hyperliquid Blockchain and its associated smart contracts may contain undetected vulnerabilities, coding errors, or design flaws that could be exploited by malicious actors, resulting in the loss, theft, or permanent inaccessibility of HYPE or network assets. The DeFi-based structure of the Hyperliquid Network also introduces risks relating to oracle failures, automated liquidations, over-collateralization mechanics, and dependence on algorithmic protocols that operate without centralized oversight or intervention. Because the Hyperliquid Network operates in a permissionless and pseudonymous environment, it may be particularly susceptible to market manipulation, front-running, flash-loan attacks, and other forms of exploitative trading behavior. Additionally, the decentralized governance process, where protocol upgrades, fee parameters, and incentive structures may be determined through token-holder voting, can create governance concentration risk, misaligned incentives, and the potential for decisions that adversely affect network stability or token value. The value of HYPE is further subject to extreme volatility and liquidity fluctuations tied to both speculative trading and the health of the broader DeFi market. If the Hyperliquid Network experiences a degradation in security, validator participation, user activity, or liquidity, whether due to technical failure, loss of confidence, or adverse regulatory action, the price of HYPE could decline sharply or become illiquid. Finally, the legal and regulatory framework governing DeFi protocols remains highly uncertain and rapidly evolving; governmental actions or interpretations could restrict or prohibit the Fund’s ability to hold, trade, or value HYPE or participate in activities linked to the Hyperliquid Network, potentially resulting in significant losses or the inability of the Fund to pursue its investment objective.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The HYPE held by the Fund’s HYPE custodian or the custodian of a HYPE ETP (each, a “HYPE Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal HYPE. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s HYPE may be subject to theft, loss, destruction or other attack. The Adviser and the HYPE Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a HYPE ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a HYPE ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and HYPE ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a HYPE ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/HYPE ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/HYPE ETP’s account at a HYPE Custodian where its HYPE is held, the relevant private keys (and therefore bitcoin) or other data or property of the Fund/HYPE ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/HYPE ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/HYPE ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/HYPE ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s HYPE or the HYPE of a HYPE ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including HYPE. Investors should be aware that trading or custodying HYPE on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as HYPE are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as HYPE, may be considered a “security” under U.S. federal securities laws. A determination that HYPE, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of HYPE and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that HYPE is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of HYPE and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that HYPE is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as HYPE are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

HYPE ETP Risks. The Fund expects to have highly concentrated exposure to HYPE ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the HYPE Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more HYPE ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of HYPE to the security trustee, rather than a direct ownership interest in such HYPE. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of HYPE ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold HYPE and the securities issued by a single HYPE ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of HYPE ETP securities has granted a security interest in the HYPE to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as HYPE under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying HYPE, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as HYPE ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as HYPE, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as HYPE.

Liquidity Risk. The market for securities of HYPE ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by HYPE ETPs is not equivalent to a direct investment in HYPE and it should be expected that the value of such securities may perform differently than the market price of HYPE itself. Such securities are debt obligations of the issuer secured by pledged HYPE held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of HYPE. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of HYPE to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of HYPE. Accordingly, the market value of such securities may further diverge from HYPE prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of HYPE, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the HYPE. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of HYPE, and there can be no assurance that they will replicate the returns of holding HYPE directly. Given the Fund’s significant holding of HYPE ETP securities, this will cause the Fund’s returns to diverge from HYPE.

Staking Risk. The Fund expects to hold securities issued by HYPE ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional HYPE, it also exposes the ETPs utilizing staking to several risks. Staking activity comes with a risk of loss of HYPE, including in the form of “slashing” penalties, which are designed to deter malicious validators from attacking blockchains and ensure consistent participation of validators to maintain network stability. Staking also relies on the performance of the validators to whom the ETP has delegated its staked HYPE. Performance of the validators directly affects the yield the ETP earns on its staked HYPE. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to HYPE. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting HYPE or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to HYPE and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to HYPE through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by HYPE, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the uranium market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of HYPE, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as HYPE). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.____.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise NEAR Strategy ETF

Principal Investment Strategies

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “NEAR,” the native token of the NEAR Blockchain. The NEAR Blockchain is the distributed ledger that records transaction, maintains account balances and executes smart contracts within the NEAR Network.

The Fund will derive its exposure to NEAR by investing up to 60% of its assets directly in NEAR and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of NEAR (“NEAR ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize NEAR or a NEAR ETP as the reference asset (“NEAR Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in NEAR, NEAR ETPs and NEAR Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell NEAR either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the NEAR ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant portion of the assets allocated to European ETPs in securities issued by the [______] (the “[______]”). Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct NEAR holdings or NEAR Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to NEAR and NEAR Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to NEAR, including direct NEAR investments, investments in NEAR ETPs and utilization of NEAR Derivatives.

The Fund’s performance will not replicate the performance of NEAR, as only a portion of its holdings will be directly invested in NEAR. The Fund will derive the rest of its exposure to NEAR through NEAR ETPs and NEAR Derivatives, each of which may not provide precise correlation to the performance of NEAR. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of NEAR to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of NEAR.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is Bitwise Europe GmbH, an affiliate of the Adviser. The issuance of the securities is governed by the laws of the Federal Republic of Germany and have been approved by BaFin, the financial regulatory of Germany. Such securities are primarily listed for trading on [______]. The NEAR securing the securities is custodied at BitGo Europe GmbH. The Law Debenture Trust Corporation p.l.c. serves as the security trustee.

Additional Information About NEAR and the NEAR Network

NEAR is the native token of the NEAR Network, a decentralized blockchain platform designed to provide scalable, secure, and user-friendly infrastructure for a wide range of decentralized applications (“dApps”). The NEAR Network seeks to distinguish itself through its innovative approach to scalability, utilizing a sharded architecture that enables parallel processing of transactions and smart contracts. This design allows the network to achieve high throughput and low latency, making it well-suited for applications that require fast and reliable performance.

The NEAR Network operates as a permissionless, proof-of-stake blockchain, where validators are selected based on the amount of NEAR tokens they have staked. Validators are responsible for producing blocks, validating transactions, and maintaining the overall security and integrity of the network. The protocol’s sharding mechanism divides the network into multiple segments, or “shards,” each capable of processing its own set of transactions and smart contracts. This parallelization significantly increases the network’s capacity and efficiency, enabling it to support a growing ecosystem of dApps and users.

NEAR tokens serve multiple functions within the NEAR ecosystem. They are used to pay transaction fees, incentivize validators, and participate in network governance. Token holders have the ability to propose and vote on protocol upgrades, parameter changes, and other governance matters, ensuring that the network evolves in a manner that reflects the interests of its community. The NEAR Network’s governance model is designed to be transparent and inclusive, fostering active participation from a diverse set of stakeholders.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

NEAR Risks. The Fund is subject to the risk of NEAR and the NEAR Network, set forth below.

NEAR and NEAR Network Exposure Risk. The Fund’s performance is significantly dependent on the price of NEAR, and the continued operation, adoption, and integrity of the NEAR Network and the blockchain that underpins it. The NEAR Network is a decentralized finance (“DeFi”) and smart contract platform that employs a sharded proof-of-stake (“PoS”) consensus mechanism and is designed to support a wide range of decentralized applications, lending protocols, liquidity pools and staking activities. As such, the Fund is exposed to the technological, operational, and regulatory risks inherent to both the NEAR Blockchain and the broader DeFi ecosystem it enables. Smart contracts deployed on the NEAR Network may contain undetected vulnerabilities, design flaws, or exploitable logic errors that could result in the loss, theft, or permanent inaccessibility of NEAR or assets transacted through DeFi applications operating on the Network. Because many DeFi activities on the NEAR Network occur through permissionless protocols without centralized oversight, they are particularly vulnerable to governance manipulation, oracle malfunctions, coding exploits, flash-loan attacks, and liquidity crises triggered by automated liquidation mechanisms or rapid market movements. Additionally, NEAR’s sharded architecture and validator framework introduce unique consensus and cross-shard communication risks that could impair network performance or lead to transaction reorganization, validation delays, or chain splits. The NEAR Network’s decentralized governance system, under which protocol changes and economic parameters may be determined by token-holder vote, can create concentration of influence, misaligned incentives, and uncertainty regarding future protocol direction. The value of NEAR is also highly volatile and influenced by speculative trading dynamics, validator incentives, and the overall sentiment toward DeFi and smart contract platforms. A degradation in the NEAR Network’s security, validator participation, developer activity, or user adoption, whether due to technical malfunction, protocol governance disputes, or adverse regulatory developments, could materially impair the functionality of the Network and sharply reduce the value or liquidity of NEAR. Furthermore, the evolving and uncertain regulatory treatment of NEAR and DeFi activities conducted on the NEAR Network may result in restrictions on the Fund’s ability to hold, trade, or value NEAR or participate in related staking or DeFi arrangements, potentially leading to significant losses or the inability of the Fund to pursue its investment objective.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The NEAR held by the Fund’s NEAR custodian or the custodian of a NEAR ETP (each, a “NEAR Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal NEAR. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s NEAR may be subject to theft, loss, destruction or other attack. The Adviser and the NEAR Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a NEAR ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a NEAR ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and NEAR ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a NEAR ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/NEAR ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/NEAR ETP’s account at a NEAR Custodian where its NEAR is held, the relevant private keys (and therefore bitcoin) or other data or property of the Fund/NEAR ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/NEAR ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/NEAR ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/NEAR ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s NEAR or the NEAR of a NEAR ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including NEAR. Investors should be aware that trading or custodying NEAR on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as NEAR are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as NEAR, may be considered a “security” under U.S. federal securities laws. A determination that NEAR, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of NEAR and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that NEAR is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of NEAR and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that NEAR is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as NEAR are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

NEAR ETP Risks. The Fund expects to have highly concentrated exposure to NEAR ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the NEAR Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more NEAR ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of NEAR to the security trustee, rather than a direct ownership interest in such NEAR. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of NEAR ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold NEAR and the securities issued by a single NEAR ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of NEAR ETP securities has granted a security interest in the NEAR to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as NEAR under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying NEAR, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as NEAR ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as NEAR, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as NEAR.

Liquidity Risk. The market for securities of NEAR ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by NEAR ETPs is not equivalent to a direct investment in NEAR and it should be expected that the value of such securities may perform differently than the market price of NEAR itself. Such securities are debt obligations of the issuer secured by pledged NEAR held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of NEAR. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of NEAR to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of NEAR. Accordingly, the market value of such securities may further diverge from NEAR prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of NEAR, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the NEAR. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of NEAR, and there can be no assurance that they will replicate the returns of holding NEAR directly. Given the Fund’s significant holding of NEAR ETP securities, this will cause the Fund’s returns to diverge from NEAR.

Staking Risk. The Fund expects to hold securities issued by NEAR ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional NEAR, it also exposes the ETPs utilizing staking to several risks. Staking activity comes with a risk of loss of NEAR, including in the form of “slashing” penalties, which are designed to deter malicious validators from attacking blockchains and ensure consistent participation of validators to maintain network stability. Staking also relies on the performance of the validators to whom the ETP has delegated its staked NEAR. Performance of the validators directly affects the yield the ETP earns on its staked NEAR. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to NEAR. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting NEAR or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to NEAR and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to NEAR through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by NEAR, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the uranium market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of NEAR, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as NEAR). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www._____.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.______.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise STRK Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “STRK,” the governance and utility token of Starknet. Starknet is a Layer 2 Ethereum scaling solution that uses complex cryptographic proofs to process digital asset transactions at high speeds and low cost.

The Fund will derive its exposure to STRK by investing up to 60% of its assets directly in STRK and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of STRK (“STRK ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize STRK or a STRK ETP as the reference asset (“STRK Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in STRK, STRK ETPs and STRK Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell STRK either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the STRK ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a substantial amount of the assets allocated to European ETPs in securities issued by the [______]. Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct STRK holdings or STRK Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to STRK and STRK Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to STRK, including direct STRK investments, investments in STRK ETPs and utilization of STRK Derivatives.

The Fund’s performance will not replicate the performance of STRK, as only a portion of its holdings will be directly invested in STRK. The Fund will derive the rest of its exposure to STRK through STRK ETPs and STRK Derivatives, each of which may not provide precise correlation to the performance of STRK. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of STRK to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of STRK.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The STRK securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About STRK and Starknet

STRK is a digital asset, initially created as an ERC-20 token on the peer-to-peer Ethereum Network. It is transmitted on the Ethereum blockchain as well as its native blockchain, Starknet. Holders of the STRK token can participate in the governance of Starknet, pay for transactions, or contribute to Starknet’s security through staking. STRK tokens move between Ethereum and Starknet through a process known as bridging.

Starknet is a Validity Rollup built on top of the Ethereum Network. It operates as a decentralized, Layer 2 scaling solution designed to process transactions at significantly higher speeds and lower costs than Ethereum. The network bundles thousands of off-chain transactions into a single cryptographic proof, which is then submitted to and verified by a smart contract on the Ethereum blockchain—thereby inheriting Ethereum’s security guarantees.

Starknet uses a technology known as zero-knowledge rollups to mathematically prove the validity of bundled transactions on Ethereum without posting full transaction data. This system relies on ZK-STARK proofs (Zero-Knowledge Scalable Transparent Arguments of Knowledge) to ensure computational integrity. Sequencers order transactions, execute them, and submit them to Ethereum, while Provers generate the mathematical proofs. StarkWare, the main developer of Starknet, controls the network’s sequencers but plans to transition this to decentralized control in the future. A growing set of independent operators participate in the validator set.

The STRK token has a maximum supply of 10 billion tokens. As of November 2025, 4.5 billion STRK tokens were in circulation, with the remaining set to be gradually released to network stakeholders, including investors and developers, as well as validators participating in staking. Starknet has an emerging focus on bitcoin. The network splits economic security between stakers of its native STRK token, who get 75% of new token issuance, and stakers of BTC, who get the remaining 25%. This dual-consensus model encourages BTC holders to bridge their assets onto Starknet, with the long-term goal of making Starknet a hub of bitcoin financial activity.

Starknet utilizes the Cairo programming language, which is specifically optimized for writing provable and scalable smart contracts. This novel language enables developers to build complex decentralized applications that benefit from the network's high throughput.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

STRK Risks. The Fund is subject to the risk of STRK and Starknet, set forth below.

STRK and Starknet Exposure Risk. The Fund’s performance is significantly dependent on the price of STRK, and the continued operation, adoption, and integrity of Starknet, the Ethereum Network and the blockchain that underpins it. Starknet is a relatively new, open-source, Layer 2 network an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of STRK is dependent on the growth and utilization of Starknet, and adverse events, such as technical failures, malfunction of the zero-knowledge proof generation system, consensus breakdowns, exploitation of vulnerabilities in the Starknet Cairo programming language, or compromised validator performance, could negatively affect Starknet and, consequently, the value of STRK. Starknet relies on bridges to transfer assets to and from Ethereum, and a failure of those bridges could negatively impact the value of STRK. StarkWare maintains a high degree of control over key network infrastructure, creating centralization risk. A failure, exploit or depegging of the tokenized bitcoin that partially underpins network security could destabilize Starknet, and negatively impact the value of STRK. Because STRK is issued on the Ethereum blockchain, any degradation in the performance of the Ethereum blockchain, including, validator performance, exploits and consensus breakdowns could negatively affect the value of STRK. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of STRK. Because STRK is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of Starknet, the value of the Fund’s exposure to STRK could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The STRK held by the Fund’s STRK custodian or the custodian of a STRK ETP (each, an “STRK Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal STRK. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s STRK may be subject to theft, loss, destruction or other attack. The Adviser and the STRK Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a STRK ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a STRK ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and STRK ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a STRK ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/STRK ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/STRK ETP’s account at an STRK Custodian where its STRK is held, the relevant private keys (and therefore STRK) or other data or property of the Fund/STRK ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/STRK ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/STRK ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/STRK ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s STRK or the STRK of a STRK ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including STRK. Investors should be aware that trading or custodying STRK on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as STRK are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as STRK, may be considered a “security” under U.S. federal securities laws. A determination that STRK, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of STRK and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that STRK is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of STRK and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that STRK is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as STRK are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

STRK ETP Risks. The Fund expects to have highly concentrated exposure to STRK ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the STRK Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more STRK ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of STRK to the security trustee, rather than a direct ownership interest in such STRK. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of STRK ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold STRK and the securities issued by a single STRK ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of STRK ETP securities has granted a security interest in the STRK to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as STRK under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying STRK, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as STRK ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as STRK, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as STRK.

Liquidity Risk. The market for securities of STRK ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by STRK ETPs is not equivalent to a direct investment in STRK and it should be expected that the value of such securities may perform differently than the market price of STRK itself. Such securities are debt obligations of the issuer secured by pledged STRK held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of STRK. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of STRK to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of STRK. Accordingly, the market value of such securities may further diverge from STRK prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of STRK, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the STRK. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of STRK, and there can be no assurance that they will replicate the returns of holding STRK directly. Given the Fund’s significant holding of STRK ETP securities, this will cause the Fund’s returns to diverge from STRK.

Staking Risk. The Fund expects to hold securities issued by STRK ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional STRK, it also exposes the ETPs utilizing staking to several risks. Staking activity comes with a risk of loss of STRK, including in the form of “slashing” penalties, which are designed to deter malicious validators from attacking blockchains and ensure consistent participation of validators to maintain network stability. While Starknet does not currently implement slashing, it plans to do so in the future. Staking also relies on the performance of the validators to whom the ETP has delegated its staked STRK. Performance of the validators directly affects the yield the ETP earns on its staked STRK. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards. ETPs that stake their STRK also incur liquidity risks during the mandatory 7 day unbonding period that follows withdrawal requests.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to STRK. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting STRK or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to STRK and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to STRK through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by STRK, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] ETP that may not necessarily affect the digital asset market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of STRK, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as STRK). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise SUI Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “SUI,” the native token of the Sui Blockchain. The Sui Blockchain is the distributed ledger that records transaction, maintains account balances and executes smart contracts within the SUI Network.

The Fund will derive its exposure to SUI by investing up to 60% of its assets directly in SUI and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of SUI (“SUI ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize SUI or a SUI ETP as the reference asset (“SUI Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in SUI, SUI ETPs and SUI Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell SUI either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the SUI ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant portion of the assets allocated to European ETPs in securities issued by the [______] (the “[______]”). Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct SUI holdings or SUI Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to SUI and SUI Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to SUI, including direct SUI investments, investments in SUI ETPs and utilization of SUI Derivatives.

The Fund’s performance will not replicate the performance of SUI, as only a portion of its holdings will be directly invested in SUI. The Fund will derive the rest of its exposure to SUI through SUI ETPs and SUI Derivatives, each of which may not provide precise correlation to the performance of SUI. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of SUI to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of SUI.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The SUI securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About SUI and the Sui Network

SUI is a digital asset that is created and transmitted through the operations of the peer-to-peer Sui Network, a decentralized network of computers that operates on cryptographic protocols. The Sui Blockchain is the decentralized ledger upon which SUI transactions are processed and settled, serving as the underlying technology of the Sui Network. No single entity owns or operates the Sui Blockchain, the infrastructure of which is collectively maintained by a decentralized user base.

The Sui Network is a Layer 1 blockchain platform designed to provide high performance, scalability, and low latency for decentralized applications and digital assets. Developed by Mysten Labs, the Sui Network employs an innovative architecture and consensus design that enable parallel transaction execution and near-instant finality. The platform is engineered to support a wide variety of use cases, including gaming, decentralized finance (DeFi), and digital collectibles, by delivering fast transaction processing and a highly efficient developer environment.

The Sui Network operates as a decentralized, permissionless blockchain. Validators are responsible for validating and confirming transactions, maintaining the accuracy of the ledger, and securing the network against malicious activity. Sui utilizes a Byzantine Fault Tolerant (BFT) consensus mechanism known as Narwhal and Bullshark, which separates transaction dissemination from consensus to achieve efficient scalability and low latency. This architecture allows Sui to process many transactions in parallel and achieve rapid finality, enabling users to interact with decentralized applications and transfer digital assets seamlessly.

The Sui Network employs the “Move” programming language, originally developed by Meta, and extends it into Sui Move, a version tailored for Sui’s object-centric model. Sui Move enables developers to define programmable assets as objects, each with unique properties and ownership rules, which are tracked directly on-chain. This design enhances security and flexibility while mitigating risks associated with common smart contract vulnerabilities, such as double-spending or reentrancy attacks. The Sui Network also supports on-chain governance, allowing stakeholders to participate in decision-making processes related to protocol upgrades and network parameters, thereby promoting community involvement and decentralized control.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

SUI Risks. The Fund is subject to the risk of SUI and the Sui Network, set forth below.

SUI and Sui Network Exposure Risk. The Fund’s performance is significantly dependent on the price of SUI, and the continued operation, adoption, and integrity of the Sui Network and the blockchain that underpins it. The Sui Network is a relatively new, open-source, decentralized blockchain that remains in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of SUI is dependent on the growth and utilization of the Sui Network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in the Sui Move programming language, or compromised validator performance, could negatively affect the Sui Network and, consequently, the value of SUI. In addition, the Sui Network’s reliance on a relatively small number of validators may make it more susceptible to concentration risk or collusion compared to larger, more established blockchain networks. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the Sui Network’s functionality or the value of SUI. Because SUI is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Sui Network, the value of the Fund’s exposure to SUI could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The SUI held by the Fund’s SUI custodian or the custodian of a SUI ETP (each, an “SUI Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal SUI. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s SUI may be subject to theft, loss, destruction or other attack. The Adviser and the SUI Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a SUI ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a SUI ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and SUI ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a SUI ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/SUI ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/SUI ETP’s account at an SUI Custodian where its SUI is held, the relevant private keys (and therefore bitcoin) or other data or property of the Fund/SUI ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/SUI ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/SUI ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/SUI ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s SUI or the SUI of a SUI ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including SUI. Investors should be aware that trading or custodying SUI on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as SUI are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as SUI, may be considered a “security” under U.S. federal securities laws. A determination that SUI, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of SUI and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that SUI is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of SUI and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that SUI is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as SUI are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

SUI ETP Risks. The Fund expects to have highly concentrated exposure to SUI ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the SUI Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more SUI ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of SUI to the security trustee, rather than a direct ownership interest in such SUI. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of SUI ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold SUI and the securities issued by a single SUI ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of SUI ETP securities has granted a security interest in the SUI to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as SUI under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying SUI, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as SUI ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as SUI, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as SUI.

Liquidity Risk. The market for securities of SUI ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by SUI ETPs is not equivalent to a direct investment in SUI and it should be expected that the value of such securities may perform differently than the market price of SUI itself. Such securities are debt obligations of the issuer secured by pledged SUI held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of SUI. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of SUI to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of SUI. Accordingly, the market value of such securities may further diverge from SUI prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of SUI, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the SUI. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of SUI, and there can be no assurance that they will replicate the returns of holding SUI directly. Given the Fund’s significant holding of SUI ETP securities, this will cause the Fund’s returns to diverge from SUI.

Staking Risk. The Fund expects to hold securities issued by SUI ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional SUI, it also exposes the ETPs utilizing staking to several risks. Staking activity comes with a risk of loss of SUI, including in the form of “slashing” penalties, which are designed to deter malicious validators from attacking blockchains and ensure consistent participation of validators to maintain network stability. Staking also relies on the performance of the validators to whom the ETP has delegated its staked SUI. Performance of the validators directly affects the yield the ETP earns on its staked SUI. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to SUI. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting SUI or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to SUI and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to SUI through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by SUI, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the uranium market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of SUI, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as SUI). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise TAO Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “TAO,” the native token of the Subtensor Blockchain. The Subtensor Blockchain is the distributed ledger that supports the operations of the Bittensor Network, a decentralized, peer-to-peer marketplace for artificial intelligence. Within the Bittensor Network, TAO acts as a unit of value that rewards participants based on their contributions.

The Fund will derive its exposure to TAO by investing up to 60% of its assets directly in TAO and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of TAO (“TAO ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize TAO or a TAO ETP as the reference asset (“TAO Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in TAO, TAO ETPs and TAO Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell TAO either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the TAO ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant amount of the assets allocated to European ETPs in securities issued by the [______] (the “[______]”). Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct TAO holdings or TAO Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to TAO and TAO Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to TAO, including direct TAO investments, investments in TAO ETPs and utilization of TAO Derivatives.

The Fund’s performance will not replicate the performance of TAO, as only a portion of its holdings will be directly invested in TAO. The Fund will derive the rest of its exposure to TAO through TAO ETPs and TAO Derivatives, each of which may not provide precise correlation to the performance of TAO. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of TAO to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of TAO.

Additional Information about European ETPs and [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The TAO securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About TAO and the Bittensor Network

TAO is the native digital asset of the Subtensor Blockchain, a distributed ledger that serves as the foundation for the Bittensor Network. The Bittensor Network facilitates a decentralized, peer-to-peer marketplace for sourcing high-quality outputs from AI models. Participants in the Bittensor Network are judged on the value of their contributions by the Yuma Consensus mechanism. The Subtensor Blockchain is itself secured using the “Proof-of-Authority” consensus mechanism, operated by a set of pre-approved validators.

TAO is the unit of value through which the Bittensor Network rewards high quality AI outputs. Network participants (“miners”) backed by AI models organize into groups (“subnets”) based on tasks they can complete. Validators running their own AI models rank the miner outputs based on their perceived quality using the Yuma Consensus mechanism. Validators with higher stake weight have more influence in determining miner rewards.

Transactions within the Bittensor Network finalize on the Subtensor Blockchain, which uses the Proof-of-Authority consensus mechanism to remain secure. A fixed set of validator nodes take turns building blocks according to a pre-determined schedule. Once a supermajority of validators has signed a given block, it becomes irreversible. The Opentensor Foundation administers the network and controls a majority of its nodes.

The Bittensor Network was developed beginning in 2019 by Jacob Steeves and Ala Shaabana, who sought to build a decentralized marketplace for machine intelligence that operated with Bitcoin-like incentives. The Opentensor Foundation plays a primary role in developing the Bittensor Network.

TAO’s token economics are modeled after Bitcoin. The token’s maximum supply is 21 million. The rewards for producing a block fall by half every four years. As of November 21, 2025, the current block reward is 1 TAO per block, amounting to 7,200 TAO per day. Newly created tokens are distributed among the miners, validators and subnet owners.

Alpha staking is the mechanism used to direct TAO emissions to specific Subnets. This process requires the staked to be swapped for a unique, subnet-specific "alpha token" via an Automated Market Maker (AMM) pool. The amount of TAO staked into a Subnet directly governs that Subnet's share of the daily emissions under the Flow-Based Emissions ("Taoflow") model. The alpha token's value (denominated in TAO) is dynamically determined by the AMM pool's reserves.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

TAO Risks. The Fund is subject to the risk of TAO and the Bittensor Network, set forth below.

TAO and Bittensor Network Exposure Risk. The Fund’s performance is significantly dependent on the price of TAO, and the continued operation, adoption, and integrity of the Bittensor Network and the blockchain that underpins it. The Bittensor Network is a relatively new, open-source, decentralized blockchain system that remains in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, the quality of AI outputs, and regulatory environment. The value of TAO is dependent on the growth and utilization of the Bittensor Network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in the Bittensor Network's core protocol, the Subtensor Blockchain or its smart contract code, or compromised validator performance, could negatively affect the Bittensor Network and, consequently, the value of TAO. In addition, the Subtensor Blockchain’s reliance on a relatively small number of validators controlled by the Opentensor Foundation may make it more susceptible to concentration risk or collusion compared to larger, more established blockchain networks. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the Bittensor Network’s functionality or the value of TAO. Because TAO is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Bittensor Network, the value of the Fund’s exposure to TAO could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The TAO held by the Fund’s TAO custodian or the custodian of a TAO ETP (each, an “TAO Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal TAO. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s TAO may be subject to theft, loss, destruction or other attack. The Adviser and the TAO Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a TAO ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a TAO ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and TAO ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a TAO ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/TAO ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/TAO ETP’s account at an TAO Custodian where its TAO is held, the relevant private keys (and therefore TAO) or other data or property of the Fund/TAO ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/TAO ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/TAO ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/TAO ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s TAO or the TAO of a TAO ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including TAO. Investors should be aware that trading or custodying TAO on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as TAO are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as TAO, may be considered a “security” under U.S. federal securities laws. A determination that TAO, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of TAO and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that TAO is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of TAO and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that TAO is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as TAO are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

TAO ETP Risks. The Fund expects to have highly concentrated exposure to TAO ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the TAO Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more TAO ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of TAO to the security trustee, rather than a direct ownership interest in such TAO. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of TAO ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold TAO and the securities issued by a single TAO ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of TAO ETP securities has granted a security interest in the TAO to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as TAO under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying TAO, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as TAO ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as TAO, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as TAO.

Liquidity Risk. The market for securities of TAO ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by TAO ETPs is not equivalent to a direct investment in TAO and it should be expected that the value of such securities may perform differently than the market price of TAO itself. Such securities are debt obligations of the issuer secured by pledged TAO held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of TAO. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of TAO to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of TAO. Accordingly, the market value of such securities may further diverge from TAO prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of TAO, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the TAO. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of TAO, and there can be no assurance that they will replicate the returns of holding TAO directly. Given the Fund’s significant holding of TAO ETP securities, this will cause the Fund’s returns to diverge from TAO.

Staking Risk. The Fund expects to hold securities issued by TAO ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional TAO, it also exposes the ETPs utilizing staking to several risks. Staking activity does not guarantee yield on TAO. Validators that are determined by the Yuma Consensus mechanism to be acting dishonestly may be deprived of future earnings. Additionally, validators may incur principal risk from TAO staked to subnets. The swaps between staked TAO and alpha tokens introduces volatility risk that could result in principal loss upon unstaking, irrespective of the staking rewards earned. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to TAO. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting TAO or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to TAO and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to TAO through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by TAO, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the digital asset market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of TAO, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as TAO). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise TRX Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “TRX,” the native token of the TRON Blockchain. The TRON Blockchain is the distributed ledger that records transaction, maintains account balances and executes smart contracts within the TRON Network.

The Fund will derive its exposure to TRX by investing up to 60% of its assets directly in TRX and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of TRX (“TRX ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize TRX or a TRX ETP as the reference asset (“TRX Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in TRX, TRX ETPs and TRX Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell TRX either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the TRX ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant amount of the assets allocated to European ETPs in securities issued by the [______] (the “[______]”). Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct TRX holdings or TRX Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to TRX and TRX Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to TRX, including direct TRX investments, investments in TRX ETPs and utilization of TRX Derivatives.

The Fund’s performance will not replicate the performance of TRX, as only a portion of its holdings will be directly invested in TRX. The Fund will derive the rest of its exposure to TRX through TRX ETPs and TRX Derivatives, each of which may not provide precise correlation to the performance of TRX. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of TRX to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of TRX.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The TRX securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About TRX and the TRON Network

TRX is a digital asset that is created and transmitted through the operations of the peer-to-peer TRON Network, a decentralized network of validators that operates on cryptographic protocols. The TRON Blockchain is the decentralized ledger upon which TRX transactions are processed and settled, serving as the underlying technology of the TRON Network. No single entity owns or operates the TRON Network, the infrastructure of which is collectively maintained by a decentralized user base.

The TRON Network is a Layer 1 blockchain platform designed to provide high performance, scalability, and low latency for decentralized applications and digital assets. Developed by founder Justin Sun, the TRON Network employes a Delegated Proof-of-Stake (DPoS) consensus mechanism to limit energy consumption while maintaining high performance. The platform was initially conceived of as a content distribution and monetization platform but has since evolved to become a general-purpose blockchain supporting decentralized finance (DeFi), gaming, and digital collectibles.

The TRON Network operates as a decentralized, permissionless blockchain. Validators known as Super Representatives are responsible for validating and confirming transactions, maintaining the accuracy of the ledger, and securing the network against malicious activity. TRX holders vote for nodes to become Super Representatives. The top 27 nodes by vote count in every six-hour period are elected the validators that maintain the blockchain. Super Representatives participate in the governance of the TRON Network based on their share of votes.

The TRX token does not directly cover transaction costs on the TRON Protocol. Instead, the Protocol uses two system resources: Bandwidth (for basic transfers) and Energy (for smart contract execution). Simple transfers are covered by a free daily Bandwidth allocation, while complex smart contract transactions require Energy, which users acquire by staking their TRX. The supply of both resources replenishes daily. If a user’s transaction cost exceeds their resource points, the TRON Protocol automatically burns an equivalent portion of the user’s liquid TRX to pay the deficit.

As of late 2025, approximately 94.7 billion TRX tokens are in circulation. The TRX token launched in 2018 with an initial supply of 100 billion tokens. New tokens are issued as rewards for network security, with 90% distributed to Super Representatives and delegators, and the remaining 10% allocated to the Protocol Treasury. The TRON Network removes tokens from circulation by burning 100% of transaction fees, a deflationary mechanism that has resulted in a net supply reduction as network usage grows.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

TRX Risks. The Fund is subject to the risk of TRX and the TRON Network, set forth below.

TRX and TRON Network Exposure Risk. The Fund’s performance is significantly dependent on the price of TRX, and the continued operation, adoption, and integrity of the TRON Network and the blockchain that underpins. The TRON Network is a relatively new, open-source, decentralized blockchain that remains in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of TRX is dependent on the growth and utilization of the TRON Network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in its programming language, or compromised validator performance, could negatively affect the TRON Network and, consequently, the value of TRX. In addition, the TRON Network’s reliance on a relatively small number of validators may make it more susceptible to concentration risk or collusion compared to larger, more established blockchain networks. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the TRON Network’s functionality or the value of TRX. Because TRX is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the TRON Network, the value of the Fund’s exposure to TRX could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The TRX held by the Fund’s TRX custodian or the custodian of a TRX ETP (each, an “TRX Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal TRX. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s TRX may be subject to theft, loss, destruction or other attack. The Adviser and the TRX Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a TRX ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a TRX ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and TRX ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a TRX ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/TRX ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/TRX ETP’s account at an TRX Custodian where its TRX is held, the relevant private keys (and therefore bitcoin) or other data or property of the Fund/TRX ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/TRX ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/TRX ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/TRX ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s TRX or the TRX of a TRX ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including TRX. Investors should be aware that trading or custodying TRX on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as TRX are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as TRX, may be considered a “security” under U.S. federal securities laws. A determination that TRX, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of TRX and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that TRX is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of TRX and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that TRX is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as TRX are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

TRX ETP Risks. The Fund expects to have highly concentrated exposure to TRX ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the TRX Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more TRX ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of TRX to the security trustee, rather than a direct ownership interest in such TRX. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of TRX ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold TRX and the securities issued by a single TRX ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of TRX ETP securities has granted a security interest in the TRX to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as TRX under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying TRX, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as TRX ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as TRX, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as TRX.

Liquidity Risk. The market for securities of TRX ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by TRX ETPs is not equivalent to a direct investment in TRX and it should be expected that the value of such securities may perform differently than the market price of TRX itself. Such securities are debt obligations of the issuer secured by pledged TRX held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of TRX. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of TRX to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of TRX. Accordingly, the market value of such securities may further diverge from TRX prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of TRX, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the TRX. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of TRX, and there can be no assurance that they will replicate the returns of holding TRX directly. Given the Fund’s significant holding of TRX ETP securities, this will cause the Fund’s returns to diverge from TRX.

Staking Risk. The Fund expects to hold securities issued by TRX ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional TRX, it also exposes the ETPs utilizing staking to several risks. Staking relies on the performance of the Super Representatives to whom the ETP has delegated its staked TRX. Performance of the validators directly affects the yield the ETP earns on its staked TRX. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards. Additionally, staked funds are subject to 14 day lock-up periods upon withdrawal and may not immediately be liquid.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to TRX. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting TRX or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to TRX and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to TRX through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by TRX, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the uranium market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of TRX, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the TRX and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as TRX). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise UNI Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “UNI,” the governance token of the Uniswap Protocol and utility token of the Unichain Network. Uniswap is a decentralized exchange that facilitates swaps between different crypto assets using smart contracts. It operates primarily on the Ethereum blockchain as well as the Unichain, a Layer 2 blockchain that maintains account balances and executes smart contracts.

The Fund will derive its exposure to UNI by investing up to 60% of its assets directly in UNI and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of UNI (“UNI ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize UNI or a UNI ETP as the reference asset (“UNI Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in UNI, UNI ETPs and UNI Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell UNI either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the UNI ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant amount of the assets allocated to European ETPs in securities issued by the [______] (the “[______]”). Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct UNI holdings or UNI Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to UNI and UNI Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to UNI, including direct UNI investments, investments in UNI ETPs and utilization of UNI Derivatives.

The Fund’s performance will not replicate the performance of UNI, as only a portion of its holdings will be directly invested in UNI. The Fund will derive the rest of its exposure to UNI through UNI ETPs and UNI Derivatives, each of which may not provide precise correlation to the performance of UNI. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of UNI to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of UNI.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The UNI securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About UNI, Uniswap Exchange and Unichain

UNI is a digital asset that is created and transmitted through the operations of the peer-to-peer Ethereum Network. UNI is the governance token for the Uniswap ecosystem, which has two primary components: (1) the Uniswap decentralized exchange, a venue for facilitating swaps between various crypto assets on Ethereum and other compatible blockchains, and (2) the Unichain network, a Layer 2 blockchain built to support fast and low-cost trading for Uniswap.

The Ethereum blockchain, a decentralized network of computers operating on cryptographic protocols, serves as the primary decentralized ledger upon which UNI transactions are processed and settled. No single entity owns or operates the Ethereum blockchain, the infrastructure of which is collectively maintained by a decentralized user base. Similarly, no single entity owns or operates the smart contracts that support trading on Uniswap. The Unichain network operates as a secondary layer that bundles transactions and submits them for final settlement to the Ethereum blockchain, thereby inheriting its underlying security and decentralization.

The Uniswap Protocol is a decentralized exchange protocol, while the Unichain network is a Layer 2 optimistic rollup platform; collectively, these components are engineered to provide high-throughput, low-cost transaction processing for decentralized finance (DeFi). Developed by Uniswap Labs, the entity that invented the Uniswap Protocol, the Unichain network is designed to serve as a high-performance liquidity hub for the protocol and other DeFi applications.

The Unichain network employs an optimistic rollup architecture built upon the OP Stack, a modular open-source framework. This design enables high performance by bundling large batches of transactions for off-chain execution before submitting compressed data to the Ethereum blockchain for final settlement and security. The platform is engineered to support a wide variety of DeFi use cases, including high-frequency trading and liquidity provision, by delivering near-instant transaction processing and a highly efficient, EVM-compatible developer environment.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

UNI Risks. The Fund is subject to the risk of UNI and the UNI Network, set forth below.

UNI, Uniswap Protocol and Unichain Exposure Risk. The Fund’s performance is significantly dependent on the price of UNI, and the continued operation, adoption, and integrity of the UNI Network, the Ethereum Network and the blockchain that underpins it. The Uniswap Protocol is a relatively new, open-source, decentralized trading venue that remains in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of UNI is dependent on the growth and utilization of the Uniswap Protocol and Unichain network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in the Uniswap smart contracts, or compromised validator performance of Unichain, could negatively affect the value of UNI. Because UNI is issued on the Ethereum blockchain, any degradation in the performance of the Ethereum blockchain, including exploits and consensus breakdowns could negatively affect the value of UNI. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of UNI. Because UNI is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Unichain protocol, the value of the Fund’s exposure to UNI could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The UNI held by the Fund’s UNI custodian or the custodian of a UNI ETP (each, an “UNI Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal UNI. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s UNI may be subject to theft, loss, destruction or other attack. The Adviser and the UNI Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a UNI ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a UNI ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Fund and UNI ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a UNI ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/UNI ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/UNI ETP’s account at an UNI Custodian where its UNI is held, the relevant private keys (and therefore UNI) or other data or property of the Fund/UNI ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/UNI ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/UNI ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/UNI ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s UNI or the UNI of a UNI ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including UNI. Investors should be aware that trading or custodying UNI on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as UNI are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as UNI, may be considered a “security” under U.S. federal securities laws. A determination that UNI, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of UNI and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that UNI is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of UNI and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that UNI is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as UNI are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

UNI ETP Risks. The Fund expects to have highly concentrated exposure to UNI ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the UNI Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more UNI ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of UNI to the security trustee, rather than a direct ownership interest in such UNI. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of UNI ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold UNI and the securities issued by a single UNI ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of UNI ETP securities has granted a security interest in the UNI to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as UNI under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying UNI, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as UNI ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as UNI, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as UNI.

Liquidity Risk. The market for securities of UNI ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by UNI ETPs is not equivalent to a direct investment in UNI and it should be expected that the value of such securities may perform differently than the market price of UNI itself. Such securities are debt obligations of the issuer secured by pledged UNI held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of UNI. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of UNI to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of UNI. Accordingly, the market value of such securities may further diverge from UNI prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of UNI, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the UNI. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of UNI, and there can be no assurance that they will replicate the returns of holding UNI directly. Given the Fund’s significant holding of UNI ETP securities, this will cause the Fund’s returns to diverge from UNI.

Staking Risk. The Fund expects to hold securities issued by UNI ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional UNI, it also exposes the ETPs utilizing staking to several risks. Staking activity comes with a risk of loss of UNI, including in the form of penalties, which are designed to incentivize validators to achieve maximal uptime and consistent participation to maintain network stability. A penalty against a validator that fails to maintain adequate performance would not incur the loss of any staked UNI; however, it would decrease the staking rewards that would have been otherwise earned. Performance of the validators directly affects the yield the ETP earns on its staked UNI. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to UNI. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting UNI or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to UNI and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to UNI through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by UNI, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the digital asset market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of UNI, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as UNI). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bitwise ZEC Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.__%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.__%
Total Fund Operating Expenses	0.__%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year 1	Year 3
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through direct and indirect investments in “ZEC,” the native token of the Zcash Blockchain.

The Fund will derive its exposure to ZEC by investing up to 60% of its assets directly in ZEC and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of ZEC (“ZEC ETPs”). The Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize ZEC or a ZEC ETP as the reference asset (“ZEC Derivatives”). Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings in ZEC, ZEC ETPs and ZEC Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will purchase and sell ZEC either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty. Additional information regarding Trading Counterparties is set forth in the section entitled “Additional Information About Each Fund’s Principal Investment Strategies.”

The Fund currently expects the ZEC ETP(s) in which it will invest will be organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). In particular, it is currently anticipated that the Fund will invest a significant portion of the assets allocated to European ETPs in securities issued by the [______]. Additional information about European ETPs and the [______] is set forth below.

The Fund may seek to hold some or all of its direct ZEC holdings or ZEC Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to ZEC and ZEC Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, the Fund may engage in reverse repurchase agreements or utilize similar transactions.

The Fund will concentrate its investments in instruments that provide exposure to ZEC, including direct ZEC investments, investments in ZEC ETPs and utilization of ZEC Derivatives.

The Fund’s performance will not replicate the performance of ZEC, as only a portion of its holdings will be directly invested in ZEC. The Fund will derive the rest of its exposure to ZEC through ZEC ETPs and ZEC Derivatives, each of which may not provide precise correlation to the performance of ZEC. In addition, the application of the fees, expenses and taxes incurred by the Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of ZEC to some degree. Nevertheless, the Fund expects that its performance will roughly track the performance of ZEC.

Additional Information about European ETPs and the [______]

Securities issued by European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

In the case of the [______], the issuer of the securities in which the Fund will invest is [______]. Such securities are listed for trading on [______]. The ZEC securing the securities is custodied at Coinbase Custody Trust Company, LLC. The Law Debenture Trust Corporation p.l.c. serves as the security trustee. Additional information regarding the [______] is available on its website.

Additional Information About ZEC and the Zcash Network

ZEC is a cryptocurrency that operates as the native asset of the decentralized, peer-to-peer Zcash blockchain. The Zcash Network originated as a fork of the Bitcoin protocol, sharing its fixed supply of 21 million units and a Proof-of-Work (PoW) consensus mechanism. However, the Zcash Network fundamentally distinguishes itself by offering users optional transactional privacy using advanced zero-knowledge proofs (specifically zk-SNARKs), allowing users to shield the sender, recipient, and amount of a transaction.

The Zcash blockchain, a decentralized network of computers operating on cryptographic protocols, serves as the primary decentralized ledger upon which ZEC transactions are processed and settled. No single entity owns or operates the Zcash blockchain, the infrastructure of which is collectively maintained by a decentralized user base. Miners create new blocks and full nodes verify that blocks and transactions are valid.

ZEC has a maximum supply of 21 million tokens. The Zcash Network rewards new ZEC to miners upon the successful completion of each block (approximately 1.3 minutes). To enforce the fixed supply schedule, the amount of ZEC rewarded per block falls by half approximately every four years. As of November 26, 2025, the block reward is 1.5625 ZEC, 20% of which flows to protocol development funding projects, with the remaining 80% flowing to miners. As of November 26, 2025, Zcash had a circulating supply of 16.4 million tokens.

Users of the Zcash Network can elect to hide key data relating to asset transfers, including the amount, the sender, and recipient. The Zcash Network achieves this privacy using Zero-Knowledge Succinct Non-Interactive Arguments of Knowledge (“zk-SNARKs”). Zk-SNARKs allow a user to prove that they have sufficient funds and that the transaction is valid without publicly broadcasting the data. Transactions can either be “shielded” by flowing between shielded z-addresses (where all key details are encrypted using zk-SNARKs), or “unshielded” by flowing between transparent t-addresses, which operate similarly to transactions on the Bitcoin network and where all details are publicly visible on the ledger. Users may also send ZEC between shielded and transparent addresses, a process known as shielding or deshielding funds.

Zcash was created in 2016 by a group of scientists. The code base for Zcash Network is open source. Anyone can propose a change to the code base by creating a Zcash Improvement Proposal (ZIP). A change is considered ratified once the vast majority of miners and full nodes adopt the new software.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The order of the risk factors set forth below does not indicate the significance of any particular risk factor.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

ZEC Risks. The Fund is subject to the risk of ZEC and the Zcash Network, set forth below.

ZEC and Zcash Network Exposure Risk. The Fund’s performance is significantly dependent on the price of ZEC, and the continued operation, adoption, and integrity of the Zcash Network and the blockchain that underpins it. The Zcash Network is a relatively new, open source blockchain supporting transaction privacy in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of ZEC is dependent on the growth and utilization of the Zcash Network, and adverse events, such as technical failures could negatively affect the value of ZEC. A failure of Zcash’s underlying zk-SNARK technology could negatively impact the value of the network. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of ZEC. Specifically, the Zcash Network could face heightened regulatory scrutiny due to its privacy-shielding features, which could lead to trading restrictions or delisting by exchanges. Upgrades to the Zcash Network result in hard forks. Any significant lack of consensus about which version (the pre-upgrade or post upgrade version) is the Zcash Network could result in a splitting of the network, which may negatively impact the value of ZEC. Because ZEC is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Zcash Network, the value of the Fund’s exposure to ZEC could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The ZEC held by the Fund’s ZEC custodian or the custodian of a ZEC ETP (each, an “ZEC Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal ZEC. To the extent that the Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, the Fund’s ZEC may be subject to theft, loss, destruction or other attack. The Adviser and the ZEC Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Fund or a ZEC ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in the Fund’s or a ZEC ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. Furthermore, ZEC Custodians must address the operational complexities of managing shielded z-addresses and, if applicable, the secure generation and storage of Viewing Keys for selective disclosure purposes, which adds an extra layer of technical and key management risk to the custody process. The Fund and ZEC ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding the Fund’s or a ZEC ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of the Fund’s/ZEC ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Fund’s/ZEC ETP’s account at an ZEC Custodian where its ZEC is held, the relevant private keys (and therefore ZEC) or other data or property of the Fund/ZEC ETP. Additionally, outside parties may attempt to fraudulently induce employees of the Fund/ZEC ETP or its service providers to disclose sensitive information in order to gain access to the Fund’s/ZEC ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the Fund/ZEC ETs and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of the Fund’s ZEC or the ZEC of a ZEC ETP to which the Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including ZEC. Investors should be aware that trading or custodying ZEC on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as ZEC are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as ZEC, may be considered a “security” under U.S. federal securities laws. A determination that ZEC, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value of ZEC and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that ZEC is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of ZEC and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that ZEC is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as ZEC are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

ZEC ETP Risks. The Fund expects to have highly concentrated exposure to ZEC ETPs. Accordingly, the Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the ZEC Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. The Fund will invest in securities issued by one or more ZEC ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of ZEC to the security trustee, rather than a direct ownership interest in such ZEC. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of ZEC ETP securities will likely subject the Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that the Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, the Fund will only hold ZEC and the securities issued by a single ZEC ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of ZEC ETP securities has granted a security interest in the ZEC to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as ZEC under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of the underlying ZEC, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as ZEC ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as ZEC, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of the Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as ZEC.

Liquidity Risk. The market for securities of ZEC ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by ZEC ETPs is not equivalent to a direct investment in ZEC and it should be expected that the value of such securities may perform differently than the market price of ZEC itself. Such securities are debt obligations of the issuer secured by pledged ZEC held with a custodian, and investors (such as the Fund) are creditors of the issuer rather than direct holders of ZEC. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of ZEC to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of ZEC. Accordingly, the market value of such securities may further diverge from ZEC prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of ZEC, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over the ZEC. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of ZEC, and there can be no assurance that they will replicate the returns of holding ZEC directly. Given the Fund’s significant holding of ZEC ETP securities, this will cause the Fund’s returns to diverge from ZEC.

Concentration Risk. The Fund’s investments will be highly concentrated in instruments that provide exposure to ZEC. As a result, the Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting ZEC or the digital asset industry in general, which may negatively affect the value of the Fund’s investments and result in greater fluctuations in the Fund’s net asset value.

In addition to the Fund’s portfolio being highly concentrated with regard to ZEC and the digital asset industry in general, the Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that the Fund will derive a significant amount of its exposure to ZEC through investments in the [______]. As a result, the Fund’s performance will be highly dependent on the performance of the [______]. If, for whatever reason, securities issued by the [______] were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the [______] do not match those experienced by ZEC, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the [______] that may not necessarily affect the digital asset market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding the [______]’s ability to acquire, dispose of or maintain proper custody of ZEC, the Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as ZEC). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. The Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that the Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, the Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.______.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Bitwise Investment Manager, LLC (“BIM”)

Portfolio Managers: Jennifer Thornton, Portfolio Manager at BIM, Daniela Padilla, Portfolio Manager at BIM and Gayatri Choudhury, Quantitative Investment Analyst at BIM, are the individuals that are primarily and jointly responsible for the day-to-day management of the Fund. Each has served as portfolio manager since the Fund’s inception in _____________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www._____.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Foreside Fund Services, LLC, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Each Fund’s Principal Investment Strategies

Overview

Each Fund is a series of Bitwise Funds Trust and is regulated as an “investment company” under the 1940 Act. The Funds are actively managed and do not seek to track the performance of an index. Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of each Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that a Fund’s objective will be achieved.

Each Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with the requirement.

Additional Information Regarding each Fund’s Principal Investment Strategy

Each Fund seeks to achieve its investment objective through direct and indirect investments in a native token (each, an “Applicable Token,” and together, the “Applicable Tokens”) of a designated blockchain (the “Applicable Blockchains”). The Applicable Blockchains are distributed ledgers that record transactions, maintain account balances and execute smart contracts within an Applicable Token Network.

Each Fund will derive its exposure to an Applicable Token by investing up to 60% of its assets directly in an Applicable Token and at least 40% of its assets in securities issued by one or more exchange-traded products (“ETPs”) which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics of an Applicable Token (each, an “Applicable Token, and together, the “Applicable Token ETPs”). Each Fund may also invest in derivatives contracts, such as futures contracts and swap agreements that utilize an Applicable Token or an Applicable Token ETP as the reference asset (“Applicable Token Derivatives”). Under normal market conditions, each Fund will invest at least 80% of its net assets plus borrowings in an Applicable Token, Applicable Token ETPs and Applicable Token Derivatives. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Each Fund will purchase and sell an Applicable Token either in over-the-counter transactions with certain un-affiliated third-party trading counterparties (“Trading Counterparties”) or on digital asset trading platforms. The Bitwise Portfolio Oversight Committee maintains a process for approving and monitoring Trading Counterparties. All Trading Counterparties must be approved by the Bitwise Portfolio Oversight Committee before the Funds’ investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), will engage in transactions with a counterparty.

As of ____________. 2026, the Funds may purchase and sell the Applicable Token(s) with the following Trading Counterparties: ____________________________.

Each Fund currently expects the Applicable Token ETP(s) in which it will invest to be organized under the laws of various European jurisdictions and registered for public offering in Europe (“European ETPs”).

Each Fund may seek to hold some or all of its direct Applicable Token holdings or Applicable Token Derivatives in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (each, a “Subsidiary,” and together, “the “Subsidiaries”). Each Fund’s investment in a Subsidiary is intended to provide the Fund with exposure to an Applicable Token and Applicable Token Derivatives in accordance with applicable rules and regulations. The Subsidiaries and Funds have the same investment adviser and investment objective. The Subsidiaries also follow the same general investment policies and restrictions as the Funds. Except as noted herein, for purposes of this Prospectus, references to each Fund’s investment strategies and risks include those of the Subsidiary. Each Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with an applicable Subsidiary. Each Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because each Fund intends to qualify for treatment as regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of each Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In an effort to qualify for treatment as a RIC and meet its investment objective, each Fund may engage in reverse repurchase agreements or utilize similar transactions.

Each Fund will concentrate its investments in instruments that provide exposure to an Applicable Token, including direct Applicable Token investments, investments in Applicable Token ETPs and utilization of Applicable Token Derivatives.

A Fund’s performance will not replicate the performance an Applicable Token, as only a portion of a Fund’s holdings will be directly invested in an Applicable Token. The Funds will derive the rest of their exposure to the Applicable Tokens through Applicable Token ETPs and Applicable Token Derivatives, each of which may not provide precise correlation to the performance of an Applicable Token. In addition, the application of the fees, expenses and taxes incurred by each Fund in the management of its strategy will cause the Fund’s performance to deviate from the performance of an Applicable Token to some degree. Nevertheless, each Fund expects that its performance will roughly track the performance of an Applicable Token.

Additional Risks of Investing in the Funds

Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Applicable Token Risks. Each Fund is subject to the risks of an Applicable Token and Applicable Token Network, set forth below.

AAVE and AAVE Protocol Exposure Risk. The Fund’s performance is significantly dependent on the price of AAVE, and the continued operation, adoption, and integrity of the Aave Protocol, the Ethereum Network and the blockchain that underpins it. The Aave Protocol is a relatively new, open-source, decentralized borrowing and lending platform in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of AAVE is dependent on the growth and utilization of the Aave Protocol, and adverse events, such as technical failures, smart contract exploitations, or theft could negatively affect the value of AAVE. The Aave Protocol relies on oracles to service its smart contracts with accurate price data. Manipulation of those oracles could negatively the value of AAVE, and result in losses to the Fund. Because AAVE is issued on the Ethereum blockchain, any degradation in the performance of the Ethereum blockchain, including, validator performance, exploits and consensus breakdowns could negatively affect the value of AAVE. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of AAVE. Because AAVE is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Aave Protocol, the value of the Fund’s exposure to AAVE could decline significantly, including to zero, and the Fund could experience substantial losses.

CC and Canton Network Exposure Risk. The Fund’s performance is significantly dependent on the price of CC, and the continued operation, adoption, and integrity of the Canton Network and the blockchain that underpins it. The Canton Network is a relatively new, open-source, decentralized protocol that utilizes a modular architecture to link private, permissioned ledgers. Its continued viability is subject to a variety of factors, including the pace of institutional adoption and the development of enterprise-grade applications, network security, and the regulatory environment. The value of CC is dependent on the growth and utilization of the Canton Network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in the Daml smart contract language, or compromised Super Validator performance, could negatively affect the Canton Network and, consequently, the value of CC. The Canton Network's reliance on a known, vetted group of institutional Super Validators to secure the Global Synchronizer may pose a risk of concentration or collusion compared to larger, more anonymous blockchain networks. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the Canton Network’s functionality or the value of CC. Because CC is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Canton Network, the value of the Fund’s exposure to CC could decline significantly, including to zero, and the Fund could experience substantial losses.

ENA and Ethena Protocol Exposure Risk. The Fund’s performance is significantly dependent on the price of ENA, and the continued operation, adoption, and integrity of the ENA Network, the Ethereum Network and the blockchain that underpins it. The Ethena Protocol is a relatively new, open-source, synthetic dollar issuance platform in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of ENA is dependent on the growth and utilization of the Ethena Protocol, and adverse events, such as technical failures, smart contract exploitations, or theft could negatively affect the value of ENA. The Ethena Protocol relies on accurate pricing data to facilitate its delta-neutral hedging strategy. Manipulation or failure of these data feeds could negatively affect the value of ENA. The Ethena Protocol utilizes third-party custodians to safekeep the deposited collateral assets backing USDe. A failure, exploit, or hack of those custodians that results in a loss of collateral assets could negatively affect the value of ENA, and result in losses to the Fund. The critical role of key entities, including Ethena Labs, to the protocol’s operations creates organizational risks. The protocol’s primary revenue source is dependent on positive perpetual future funding rates. A sustained shift to negative funding rates could deplete the Reserve Fund, threaten the stability of USDe, and negatively impact the value of ENA. Because ENA is issued on the Ethereum blockchain, any degradation in the performance of the Ethereum blockchain, including, validator performance, exploits and consensus breakdowns could negatively affect the value of ENA. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of ENA. Because ENA is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Ethena Protocol, the value of the Fund’s exposure to ENA could decline significantly, including to zero, and the Fund could experience substantial losses.

HYPE and HYPE Network Exposure Risk. The Fund’s performance is significantly dependent on the price of HYPE, and the continued operation, adoption, and integrity of the Hyperliquid Network and the blockchain that underpins it. The Hyperliquid Network is a decentralized finance (DeFi) ecosystem designed to facilitate on-chain derivatives trading, liquidity provision, and other financial activities through smart contracts and decentralized governance mechanisms. As such, the Fund is subject to the numerous technological, operational, and regulatory risks inherent to DeFi protocols. The Hyperliquid Blockchain and its associated smart contracts may contain undetected vulnerabilities, coding errors, or design flaws that could be exploited by malicious actors, resulting in the loss, theft, or permanent inaccessibility of HYPE or network assets. The DeFi-based structure of the Hyperliquid Network also introduces risks relating to oracle failures, automated liquidations, over-collateralization mechanics, and dependence on algorithmic protocols that operate without centralized oversight or intervention. Because the Hyperliquid Network operates in a permissionless and pseudonymous environment, it may be particularly susceptible to market manipulation, front-running, flash-loan attacks, and other forms of exploitative trading behavior. Additionally, the decentralized governance process, where protocol upgrades, fee parameters, and incentive structures may be determined through token-holder voting, can create governance concentration risk, misaligned incentives, and the potential for decisions that adversely affect network stability or token value. The value of HYPE is further subject to extreme volatility and liquidity fluctuations tied to both speculative trading and the health of the broader DeFi market. If the Hyperliquid Network experiences a degradation in security, validator participation, user activity, or liquidity, whether due to technical failure, loss of confidence, or adverse regulatory action, the price of HYPE could decline sharply or become illiquid. Finally, the legal and regulatory framework governing DeFi protocols remains highly uncertain and rapidly evolving; governmental actions or interpretations could restrict or prohibit the Fund’s ability to hold, trade, or value HYPE or participate in activities linked to the Hyperliquid Network, potentially resulting in significant losses or the inability of the Fund to pursue its investment objective.

NEAR and NEAR Network Exposure Risk. The Fund’s performance is significantly dependent on the price of NEAR, and the continued operation, adoption, and integrity of the NEAR Network and the blockchain that underpins it. The NEAR Network is a decentralized finance (“DeFi”) and smart contract platform that employs a sharded proof-of-stake (“PoS”) consensus mechanism and is designed to support a wide range of decentralized applications, lending protocols, liquidity pools and staking activities. As such, the Fund is exposed to the technological, operational, and regulatory risks inherent to both the NEAR Blockchain and the broader DeFi ecosystem it enables. Smart contracts deployed on the NEAR Network may contain undetected vulnerabilities, design flaws, or exploitable logic errors that could result in the loss, theft, or permanent inaccessibility of NEAR or assets transacted through DeFi applications operating on the Network. Because many DeFi activities on the NEAR Network occur through permissionless protocols without centralized oversight, they are particularly vulnerable to governance manipulation, oracle malfunctions, coding exploits, flash-loan attacks, and liquidity crises triggered by automated liquidation mechanisms or rapid market movements. Additionally, NEAR’s sharded architecture and validator framework introduce unique consensus and cross-shard communication risks that could impair network performance or lead to transaction reorganization, validation delays, or chain splits. The NEAR Network’s decentralized governance system, under which protocol changes and economic parameters may be determined by token-holder vote, can create concentration of influence, misaligned incentives, and uncertainty regarding future protocol direction. The value of NEAR is also highly volatile and influenced by speculative trading dynamics, validator incentives, and the overall sentiment toward DeFi and smart contract platforms. A degradation in the NEAR Network’s security, validator participation, developer activity, or user adoption, whether due to technical malfunction, protocol governance disputes, or adverse regulatory developments, could materially impair the functionality of the Network and sharply reduce the value or liquidity of NEAR. Furthermore, the evolving and uncertain regulatory treatment of NEAR and DeFi activities conducted on the NEAR Network may result in restrictions on the Fund’s ability to hold, trade, or value NEAR or participate in related staking or DeFi arrangements, potentially leading to significant losses or the inability of the Fund to pursue its investment objective.

STRK and Starknet Exposure Risk. The Fund’s performance is significantly dependent on the price of STRK, and the continued operation, adoption, and integrity of Starknet, the Ethereum Network and the blockchain that underpins it. Starknet is a relatively new, open-source, Layer 2 network an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of STRK is dependent on the growth and utilization of Starknet, and adverse events, such as technical failures, malfunction of the zero-knowledge proof generation system, consensus breakdowns, exploitation of vulnerabilities in the Starknet Cairo programming language, or compromised validator performance, could negatively affect Starknet and, consequently, the value of STRK. Starknet relies on bridges to transfer assets to and from Ethereum, and a failure of those bridges could negatively impact the value of STRK. StarkWare maintains a high degree of control over key network infrastructure, creating centralization risk. A failure, exploit or depegging of the tokenized bitcoin that partially underpins network security could destabilize Starknet, and negatively impact the value of STRK. Because STRK is issued on the Ethereum blockchain, any degradation in the performance of the Ethereum blockchain, including, validator performance, exploits and consensus breakdowns could negatively affect the value of STRK. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of STRK. Because STRK is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of Starknet, the value of the Fund’s exposure to STRK could decline significantly, including to zero, and the Fund could experience substantial losses.

SUI and Sui Network Exposure Risk. The Fund’s performance is significantly dependent on the price of SUI, and the continued operation, adoption, and integrity of the Sui Network and the blockchain that underpins it. The Sui Network is a relatively new, open-source, decentralized blockchain that remains in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of SUI is dependent on the growth and utilization of the Sui Network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in the Sui Move programming language, or compromised validator performance, could negatively affect the Sui Network and, consequently, the value of SUI. In addition, the Sui Network’s reliance on a relatively small number of validators may make it more susceptible to concentration risk or collusion compared to larger, more established blockchain networks. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the Sui Network’s functionality or the value of SUI. Because SUI is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Sui Network, the value of the Fund’s exposure to SUI could decline significantly, including to zero, and the Fund could experience substantial losses.

TAO and Bittensor Network Exposure Risk. The Fund’s performance is significantly dependent on the price of TAO, and the continued operation, adoption, and integrity of the Bittensor Network and the blockchain that underpins it. The Bittensor Network is a relatively new, open-source, decentralized blockchain system that remains in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, the quality of AI outputs, and regulatory environment. The value of TAO is dependent on the growth and utilization of the Bittensor Network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in the Bittensor Network's core protocol, the Subtensor Blockchain or its smart contract code, or compromised validator performance, could negatively affect the Bittensor Network and, consequently, the value of TAO. In addition, the Subtensor Blockchain’s reliance on a relatively small number of validators controlled by the Opentensor Foundation may make it more susceptible to concentration risk or collusion compared to larger, more established blockchain networks. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the Bittensor Network’s functionality or the value of TAO. Because TAO is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Bittensor Network, the value of the Fund’s exposure to TAO could decline significantly, including to zero, and the Fund could experience substantial losses.

TRX and TRON Network Exposure Risk. The Fund’s performance is significantly dependent on the price of TRX, and the continued operation, adoption, and integrity of the TRON Network and the blockchain that underpins. The TRON Network is a relatively new, open-source, decentralized blockchain that remains in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of TRX is dependent on the growth and utilization of the TRON Network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in its programming language, or compromised validator performance, could negatively affect the TRON Network and, consequently, the value of TRX. In addition, the TRON Network’s reliance on a relatively small number of validators may make it more susceptible to concentration risk or collusion compared to larger, more established blockchain networks. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the TRON Network’s functionality or the value of TRX. Because TRX is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the TRON Network, the value of the Fund’s exposure to TRX could decline significantly, including to zero, and the Fund could experience substantial losses.

UNI, Uniswap Protocol and Unichain Exposure Risk. The Fund’s performance is significantly dependent on the price of UNI, and the continued operation, adoption, and integrity of the UNI Network, the Ethereum Network and the blockchain that underpins it. The Uniswap Protocol is a relatively new, open-source, decentralized trading venue that remains in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of UNI is dependent on the growth and utilization of the Uniswap Protocol and Unichain network, and adverse events, such as technical failures, consensus breakdowns, exploitation of vulnerabilities in the Uniswap smart contracts, or compromised validator performance of Unichain, could negatively affect the value of UNI. Because UNI is issued on the Ethereum blockchain, any degradation in the performance of the Ethereum blockchain, including exploits and consensus breakdowns could negatively affect the value of UNI. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of UNI. Because UNI is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Unichain protocol, the value of the Fund’s exposure to UNI could decline significantly, including to zero, and the Fund could experience substantial losses.

ZEC and Zcash Network Exposure Risk. The Fund’s performance is significantly dependent on the price of ZEC, and the continued operation, adoption, and integrity of the Zcash Network and the blockchain that underpins it. The Zcash Network is a relatively new, open source blockchain supporting transaction privacy in an early stage of adoption, and its continued viability is subject to a variety of factors, including user and developer engagement, network security, scalability, and regulatory environment. The value of ZEC is dependent on the growth and utilization of the Zcash Network, and adverse events, such as technical failures could negatively affect the value of ZEC. A failure of Zcash’s underlying zk-SNARK technology could negatively impact the value of the network. Regulatory developments in the United States or foreign jurisdictions relating to digital assets or blockchain technology could also impact the value of ZEC. Specifically, the Zcash Network could face heightened regulatory scrutiny due to its privacy-shielding features, which could lead to trading restrictions or delisting by exchanges. Upgrades to the Zcash Network result in hard forks. Any significant lack of consensus about which version (the pre-upgrade or post upgrade version) is the Zcash Network could result in a splitting of the network, which may negatively impact the value of ZEC. Because ZEC is not issued or guaranteed by any central authority and its supply and demand are driven largely by market participants’ perception of its utility and the prospects of the Zcash Network, the value of the Fund’s exposure to ZEC could decline significantly, including to zero, and the Fund could experience substantial losses.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The Applicable Tokens held by a Fund’s Applicable Token custodian or the custodian of an Applicable Custodian ETP (each, an “Applicable Token Custodian”) will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal an Applicable Token. To the extent that a Fund and its service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, each Fund’s Applicable Token may be subject to theft, loss, destruction or other attack. The Adviser and the Applicable Token Custodians have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by a Fund or an Applicable Token ETP. The security procedures may not protect against all errors, software flaws or other vulnerabilities in a Fund’s or an Applicable Token ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Funds and Applicable Token ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding a Fund’s or an Applicable Token ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of a Fund’s/an Applicable Token ETP’s service providers, and, as a result, an unauthorized party may obtain access to a Fund’s/an Applicable Token ETP’s account at an Applicable Token Custodian where its Applicable Token is held, the relevant private keys (and therefore bitcoin) or other data or property of a Fund/an Applicable Token ETP. Additionally, outside parties may attempt to fraudulently induce employees of a Fund/an Applicable Token ETP or its service providers to disclose sensitive information in order to gain access to a Fund’s/an Applicable Token ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, a Fund/an Applicable Token ETP and its service providers may be unable to anticipate these techniques or implement adequate preventative measures. The announcement of the loss of custody, for any reason, of a Fund’s Applicable Tokens or the Applicable Tokens of an Applicable Token ETP to which a Fund has exposure will likely cause the Fund to experience significant losses.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including the Applicable Tokens. Investors should be aware that trading or custodying an Applicable Token on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Transactions involving digital assets such as the Applicable Tokens are generally irreversible once confirmed on the relevant blockchain or distributed ledger. Unlike traditional payment systems, there is typically no mechanism to reverse, cancel, or modify a transaction after it has been validated and recorded. As a result, errors in transaction details, unauthorized transfers, or fraudulent activity may result in permanent loss of digital assets.

Regulation Risk. Depending on its characteristics, a digital asset, such as Applicable Tokens, may be considered a “security” under U.S. federal securities laws. A determination that an Applicable Token, or any other digital asset, is a “security” or a “commodity” should be expected to have an immediate and significantly adverse impact on the value the Applicable Token and Fund Shares. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Whether a digital asset is a security under the U.S. federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act. Digital assets do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the “Howey” and “Reves” tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both of the Howey and Reves tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve. Any enforcement action by the SEC or a state securities regulator asserting that an Applicable Token is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price such Applicable Token AAVE and Fund Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. If an appropriate court determines that an Applicable Token is a security or commodity, the Adviser does not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Volatility Risk. Investments in digital assets such as the Applicable Tokens are subject to significant volatility and price fluctuations. The value of digital assets can change rapidly and unpredictably due to various factors, including market sentiment, regulatory developments, technological advancements, security breaches, and macroeconomic trends. Such volatility may result in substantial losses over short periods and may adversely affect the value of any investment or transaction involving digital assets. There is no assurance that the market for any digital asset will be liquid or stable, and investors may be unable to sell their holdings at desired prices or at all. The market price of digital assets has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Furthermore, speculative trading, leveraged positions and derivatives markets tied to digital assets continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses.

Applicable Token ETP Risks. Each Fund expects to have highly concentrated exposure to Applicable Token ETPs. Accordingly, each Fund is subject to the risks set forth below regarding such investments, which are themselves also subject to the Applicable Token Risks set forth above. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

Default Risk. Each Fund will invest in securities issued by one or more Applicable Token ETPs. An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of an Applicable Token to the security trustee, rather than a direct ownership interest in such Applicable Token. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of Applicable Token ETP securities will likely subject a Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that each Fund’s portfolio is highly concentrated. It is expected that, under most circumstances, each Fund will only hold an Applicable Token and the securities issued by a single Applicable Token ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuers of Applicable Token ETP securities have granted a security interest in an Applicable Token to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets such as the Applicable Tokens under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as the Fund) may ultimately receive less than the value of an Applicable Token, or nothing at all.

European ETP Regulatory Risk. Securities issued by European ETPs, such as the Applicable Token ETPs, are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies, such as Applicable Tokens, which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of a Fund’s holdings in European ETPs, and may result in the Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies such as the Applicable Tokens.

Liquidity Risk. The market for securities of Applicable Token ETPs may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which a Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so.

Performance Divergence Risk. An investment in securities issued by Applicable Token ETPs is not equivalent to a direct investment in an Applicable Token and it should be expected that the value of such securities may perform differently than the market price of the Applicable Token itself. Such securities are debt obligations of the issuer secured by pledged Applicable Tokens held with a custodian, and investors (such as the Funds) are creditors of the issuer rather than direct holders of the Applicable Tokens. The economic exposure of each security is determined by the “Cryptocurrency Entitlement,” a formula that specifies the notional amount of the Applicable Token to which each security is linked, which is adjusted over time to reflect product-level fees, expenses, and, where applicable, staking rewards or other accruals. As a result, bondholders’ returns are based on the performance of this entitlement amount rather than a fixed or direct holding of an Applicable Token. Accordingly, the market value of such securities may further diverge from Applicable Token prices due to secondary-market trading dynamics, bid-ask spreads, liquidity, the creditworthiness of the issuer, and the operation of the security arrangements. In addition, because investors are not direct holders of the Applicable Tokens, they do not benefit from ownership rights such as participating in governance, receiving protocol-level distributions, or exercising direct control over an Applicable Token. Accordingly, the securities may underperform, overperform, or otherwise diverge from the performance of an Applicable Token, and there can be no assurance that they will replicate the returns of holding an Applicable Token directly. Given each Fund’s significant holding of Applicable Token ETP securities, this will cause a Fund’s returns to diverge from an Applicable Token.

Staking Risk. Certain Funds expect to hold securities issued by Applicable Token ETPs that are engaging in staking. While staking offers the potential to earn rewards in the form of additional Applicable Tokens, it also exposes the ETPs utilizing staking to several risks. Staking activity comes with a risk of loss of Applicable Tokens, including in the form of “slashing” penalties, which are designed to deter malicious validators from attacking blockchains and ensure consistent participation of validators to maintain network stability. Staking also relies on the performance of the validators to whom the ETP has delegated its staked Applicable Tokens. Performance of the validators directly affects the yield the ETP earns on its staked Applicable Tokens. Validators may also suffer from software bugs, cyberattacks, mismanagement of keys, or other operational failures which could compromise staked assets or lower rewards.

Concentration Risk. Each Fund’s investments will be highly concentrated in instruments that provide exposure to an Applicable Token. As a result, each Fund’s performance may be more volatile and subject to greater risk of loss than a fund that is more diversified. Concentrated exposure increases the potential impact of adverse developments affecting an Applicable Token or the digital asset industry in general, which may negatively affect the value of a Fund’s investments and result in greater fluctuations in a Fund’s net asset value.

In addition to a Fund’s portfolio being highly concentrated with regard to an Applicable Token and the digital asset industry in general, each Fund will also have a highly concentrated portfolio as it relates to the instruments that provide that exposure. It is currently expected that each Fund will derive a significant amount of its exposure to an Applicable Token through investments in the Applicable Token ETPs. As a result, a Fund’s performance will be highly dependent on the performance of the corresponding Applicable Token ETP. If, for whatever reason, securities issued by an Applicable Token ETP were to be delisted or lose a significant amount of value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of an Applicble Token ETP do not match those experienced by an Applicable Token, a Fund’s returns will correspondingly fail to match such returns. Each Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the Applicable Token ETP that may not necessarily affect the corresponding market more broadly. This inherently makes an investment in a Fund riskier than an investment in a fund that provides more diversified exposure. In the event that there is an issue regarding an Applicable Token ETP’s ability to acquire, dispose of or maintain proper custody of an Applicable Token, a Fund’s returns will be negatively impacted to a significant degree.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact a Fund, and any regulatory changes could adversely impact a Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on a Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of a Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cybersecurity breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including a Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Each Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cybersecurity breaches. Although the Funds have established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for a Fund to make daily cash payments to maintain its required margin, particularly at times when such Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

New Fund Risk. Each Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, each Fund may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by a Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of a Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. Each Fund relies on third parties for a range of services including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; each Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which a Fund invested the proceeds of the reverse repurchase agreement.

Structural ETF Risks. Each Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above a Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. Each Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Funds, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Each Fund currently expects to effect a significant portion of its creations and redemptions for cash rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, a Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, a Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, a Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as the Applicable Tokens). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if a Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, a Fund’s use of swaps may not be effective in fulfilling such Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, respectively, could result in the inability of a Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. However, as each Subsidiary is wholly-owned by a Fund, and the investors of each Fund will have the investor protections of the 1940 Act, each Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Tax Risk. The Funds intend to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Each Fund’s portfolio will be actively managed throughout certain periods of the year in seeking to comply with requirements set forth in the Code that allow it to qualify as a RIC. In the event, for whatever reason, that a Fund’s portfolio cannot be managed so as to comply with such requirements, the Fund may not qualify as a RIC. Accordingly, each Fund is subject to a higher degree of tax risk than many other funds. Investors that do not understand this risk and/or do not wish to invest in an investment product subject to higher degrees of tax risk should not purchase Fund Shares.

Valuation Risk. The Funds may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. A Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Funds

Each Fund is a series of Bitwise Funds Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Bitwise Investment Manager, LLC (“BIM”), 250 Montgomery Street, Suite 200, San Francisco, California 94104, serves as each Fund’s investment adviser. In its capacity as Adviser, BIM manages each Fund’s investments subject to the supervision of the Board. BIM also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. In particular, BIM provides investment and operational oversight.

Portfolio Managers. Jennifer Thornton, Daniela Padilla and Gayatri Choudhury are primarily and jointly responsible for the day-to-day management of the Funds.

•	Jennifer Thornton, Portfolio Manager at BIM. Jennifer Thornton is Senior Index Fund Portfolio Manager at Bitwise. She is responsible for managing Bitwise’s suite of crypto index products, including performance and adherence to strategy and fund guidelines. Prior to joining Bitwise in 2021, Ms. Thornton worked for BlackRock in the ETF and Index Investments (EII) Americas Portfolio Management group. Previous to this role, she was with the Transition Management team in Trading and Liquidity Strategies, providing risk managed solutions to institutional investors undergoing portfolio reorganizations in multiple asset classes. Previous to BlackRock, Ms. Thornton was a transition portfolio manager, a project manager for system implementations, and a relationship manager overseeing dealings with strategic investment service partners at Barclays Global Investors. She earned an MBA degree from San Francisco State University and a BBA degree in marketing from the University of Mississippi.

•	Daniela Padilla, Portfolio Manager at BIM. Ms. Padilla is a Portfolio Manager at Bitwise with seven years of financial services experience. Ms. Padilla joined Bitwise in 2021 in a portfolio management capacity and has four years of experience managing index funds and alternative investment portfolios at Bitwise, prior to which she gained four years of experience in financial services in operations and middle office roles at JP Morgan, BBVA Securities and Barclay Investments.

•	Gayatri Choudhury, Quantitative Investment Analyst at BIM. Ms. Choudhury is a Quantitative Investment Analyst at Bitwise with five years of industry experience. She is responsible for the research, development, and portfolio management of Bitwise’s suite of alpha products. Ms. Choudhury joined Bitwise in 2022 as a Quantitative Research Analyst. Prior to Bitwise, she worked in ETF Product Development and Management at Global X and started her career as a management consultant at Sia Partners. She graduated from New York University with a B.A. in Mathematics.

For additional information concerning BIM, including a description of the services provided to the Funds, please see the Funds’ SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between BIM and the Trust, on behalf of the Funds (the “Investment Management Agreement”), each Fund has agreed to pay an annual unitary management fee to BIM in an amount equal to 0.__% of its average daily net assets. This unitary management fee is designed to pay a Fund’s expenses and to compensate BIM for the services it provides to the Fund. Out of the unitary management fee, BIM pays substantially all expenses of a Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, BIM is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest and extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement on behalf of the Funds will be available in the Fund’s Form N-CSR.

Management of the Subsidiaries

Each Subsidiary is a wholly-owned subsidiary of the applicable Fund. Each Subsidiary is organized under the laws of the Cayman Islands and overseen by its own board of directors. Each Fund is the sole shareholder of the applicable Subsidiary, and it is currently expected that shares of each Subsidiary will not be sold or offered to other investors. Each Fund and its applicable Subsidiary in the aggregate are managed to comply with the compliance policies and procedures of the Fund. As a result, in managing a Fund’s and a Subsidiary’s portfolios, BIM will comply with the investment policies and restrictions that apply to the management of the Fund and the Subsidiary (on a consolidated basis), and, in particular, to the requirements relating to leverage, liquidity, brokerage, capital structure and the timing and method of the valuation of the Fund’s and the Subsidiary’s portfolio investments. The Trust’s Chief Compliance Officer oversees implementation of each Subsidiary’s policies and procedures and makes periodic reports to the Trust’s Board of Trustees regarding each Subsidiary’s compliance with its policies and procedures. The Subsidiary does not pay the Adviser a management fee for investment management services. While each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services, the Adviser will pay for these expenses.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by a Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

[Taxes]

This section summarizes some of the main U.S. federal income tax consequences of owning Fund Shares. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds may not have been asked to review and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. Each Fund intends to qualify as a “regulated investment company” under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. Each Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from a Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in a Fund. A return of capital distribution should not be considered part of a Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by a Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as a Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. A Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by a Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund are characterized as dividends for federal income tax purposes (other than dividends which a Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. Distributions from a Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by a Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by a Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that a Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of each Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of a Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent. The value of the securities and other assets and liabilities held by a Fund is determined pursuant to valuation policies and procedures approved by the Board.

The Fund’s investments will be valued daily at market value or, in the absence of market value with respect to any securities or options contracts, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.

When market quotations are not readily available or are believed by the Adviser to be unreliable, a Fund’s investments are valued at fair value. Fair value determinations are made by the Adviser in accordance with policies and procedures approved by the Board. The Adviser may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available.

For certain non-U.S. assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant non-U.S. markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of the Fund’s pricing time.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.

Fund Service Providers

The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, serves as each Fund’s administrator, custodian and transfer agent. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

________________, located at ___________________, serves as the custodian for each Fund’s digital asset holdings.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

KPMG LLP, 345 Park Avenue, New York, NY 10154, serves as each Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Funds.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than each Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of a Fund, if shorter), is available at https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________) or https://www._________.com (for _________).

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. Each Fund is required to comply with the conditions of Rule 12d1-4 under the 1940 Act, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Funds are new and have no performance history as of the date of this prospectus. Financial information is therefore not available.

Bitwise AAVE Strategy ETF (_____)	Bitwise SUI Strategy ETF (_____)
Bitwise CC Strategy ETF (_____)	Bitwise TAO Strategy ETF (_____)
Bitwise ENA Strategy ETF (_____)	Bitwise TRX Strategy ETF (_____)
Bitwise Hyperliquid Strategy ETF (_____)	Bitwise UNI Strategy ETF (_____)
Bitwise NEAR Strategy ETF (_____)	Bitwise ZEC Strategy ETF (_____)
Bitwise STRK Strategy ETF (_____)

For more detailed information on the Funds, several additional sources of information are available to you. The Funds’ SAI, incorporated by reference into this prospectus, contains detailed information on the Funds’ policies and operation. Additional information about a Fund’s investments is available in the annual and semi-annual reports to shareholders. In a Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. A Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Funds at (415) 707-3663 and on the Fund’s website at https://www._________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________) or https://www._________.com (for _________), or through your financial advisor. Shareholders may call the number above with any inquiries.

You may obtain this and other information regarding the Funds, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s online EDGAR database at http://www.sec.gov. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Bitwise Investment Manager, LLC

250 Montgomery Street, Suite 200

San Francisco, CA 94104

www.bitwiseinvestments.com

SEC File #333-264900

811-23801

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
December 30, 2025

Statement of Additional Information

Bitwise AAVE Strategy ETF (_____)	Bitwise SUI Strategy ETF (_____)
Bitwise CC Strategy ETF (_____)	Bitwise TAO Strategy ETF (_____)
Bitwise ENA Strategy ETF (_____)	Bitwise TRX Strategy ETF (_____)
Bitwise Hyperliquid Strategy ETF (_____)	Bitwise UNI Strategy ETF (_____)
Bitwise NEAR Strategy ETF (_____)	Bitwise ZEC Strategy ETF (_____)
Bitwise STRK Strategy ETF (_____)

__________________, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated ____________, 2026, as it may be revised from time to time (the “Prospectus”), for the funds set forth above (each, a “Fund,” and collectively, the “Funds”), each a series of the Bitwise Funds Trust (the “Trust”). The Funds’ Prospectus is hereby incorporated by reference. Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Funds’ Prospectus may be obtained without charge by writing to the Funds’ distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (866) 880-7228. You may also obtain a Prospectus by visiting the Fund’s website at https://www._________.com (for _________), https://www._________.com (for _________) https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________) or https://www._________.com (for _________)

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Funds

The Trust was organized as a Delaware statutory trust on April 28, 2022, and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company registered under the 1940 Act. The Trust currently offers shares in ___ separate series representing separate portfolios of investments. This SAI relates solely to the Funds, each of which is non-diversified. Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.

Bitwise Investment Manager, LLC serves as each Fund’s investment adviser (“BIM” or the “Adviser”). Foreside Fund Services, LLC, serves as each Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

Each Fund’s shares (“Fund Shares”) list and principally trade on NYSE Arca, Inc. (the ”Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above a Fund’s net asset value (“NAV”). ETFs, such as the Funds, do not sell or redeem an individual Fund Shares. Instead, a Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with a Fund or the Distributor to purchase and redeem a Fund’s Shares directly with a Fund in Creation Units in exchange for the securities comprising a Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and/or other assets identified by a Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading and trade throughout the day on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.

Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act.
(2)	The Fund may not borrow money, except as permitted under the 1940 Act.
(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

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(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.
(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
(7)

Bitwise AAVE Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to AAVE, the governance and utility token of the Aave Protocol. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise CC Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to CC, the native token of Canton Network. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise ENA Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to ENA, the governance and utility token of the Ethena Protocol. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise Hyperliquid Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to HYPE, the native token of the Hyperliquid Blockchain. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise NEAR Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to NEAR, the native token of the NEAR Blockchain. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise STRK Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to STRK, the governance and utility token of Starknet. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise SUI Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to SUI, the native token of the Sui Blockchain. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise TAO Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to TAO, the native token of the Subtensor Blockchain. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise TRX Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to TRX, the native token of the TRON Blockchain. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Bitwise UNI Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to UNI, the governance token of the Uniswap Protocol and utility token of the Unichain Network. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bitwise ZEC Strategy ETF will concentrate (i.e., invest more than 25% of its total assets) its investments in investments or instruments that provide exposure to ZEC, the native token of the Zcash Blockchain. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit a Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then a Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, a Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities (if any), provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to a Fund’s industry classifications, the Funds currently utilize any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to a Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of a Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, each Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

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Investment Strategies

The Bitwise AAVE Strategy ETF will invest at least 80% of its net assets plus borrowings in AAVE, AAVE ETPs and AAVE Derivatives, as such terms are defined in the prospectus.

The Bitwise CC Strategy ETF will invest at least 80% of its net assets plus borrowings in CC, CC ETPs and CC Derivatives, as such terms are defined in the prospectus.

The Bitwise ENA Strategy ETF will invest at least 80% of its net assets plus borrowings in ENA, ENA ETPs and ENA Derivatives, as such terms are defined in the prospectus.

The Bitwise Hyperliquid Strategy ETF will invest at least 80% of its net assets plus borrowings in HYPE, HYPE ETPs and HYPE Derivatives, as such terms are defined in the prospectus.

The Bitwise NEAR Strategy ETF will invest at least 80% of its net assets plus borrowings in NEAR, NEAR ETPs and NEAR Derivatives, as such terms are defined in the prospectus.

The Bitwise STRK Strategy ETF will invest at least 80% of its net assets plus borrowings in STRK, STRK ETPs and STRK Derivatives, as such terms are defined in the prospectus.

The Bitwise SUI Strategy ETF will invest at least 80% of its net assets plus borrowings in SUI, SUI ETPs and SUI Derivatives, as such terms are defined in the prospectus.

The Bitwise TAO Strategy ETF will invest at least 80% of its net assets plus borrowings in TAO, TAO ETPs and TAO Derivatives, as such terms are defined in the prospectus.

The Bitwise TRX Strategy ETF will invest at least 80% of its net assets plus borrowings in TRX, TRX ETPs and TRX Derivatives, as such terms are defined in the prospectus.

The Bitwise UNI Strategy ETF will invest at least 80% of its net assets plus borrowings in UNI, UNI ETPs and UNI Derivatives, as such terms are defined in the prospectus.

The Bitwise ZEC Strategy ETF will invest at least 80% of its net assets plus borrowings in ZEC, ZEC ETPs and ZEC Derivatives, as such terms are defined in the prospectus.

For purposes of compliance with these investment policies, derivative contracts will be valued at their notional value. A Fund’s shareholders are entitled to 60 days’ prior written notice to any change in its non-fundamental investment policy.

Types of Investments

Cryptocurrencies. Each Fund will invest directly in the cryptocurrency indicated by its name. A cryptocurrency is a type of digital or virtual currency that uses cryptographic techniques to secure transactions, control the creation of new units, and verify the transfer of assets. Unlike traditional currencies issued by governments (fiat currencies), cryptocurrencies operate on decentralized networks based on blockchain technology, a distributed ledger enforced by a network of computers (nodes). This decentralization means that cryptocurrencies are not controlled by any central authority, such as a bank or government.

European Exchange-Traded Products. Each Fund will invest in exchange-traded products (“ETPs”) that have been registered in Europe (“European ETPs”). Securities issued by the European ETPs take a different form than the securities issued by ETPs registered in the United States pursuant to the Securities Act of 1933 (the “1933 Act”) (“U.S. ETPs”). U.S. ETPs issue equity securities that represent fractional, undivided beneficial interests in the assets held by such ETPs. For European ETPs, instead of issuing equity securities, an issuer issues exchange-traded debt securities that are fully collateralized by a specific asset (such as a precious metal or digital asset). These bonds may be redeemed by bondholders at any time and in any volume. Each bond represents the right of the bondholder to demand from the issuer the delivery of an amount of the underlying asset equal to the bondholder’s claim. The bondholder’s claim is based upon an amount of the underlying asset per bond calculated with a specific formula, which is essentially an amount of the asset per bond that is slowly decreased over time by the application of a management fee. Such ETPs generally list on their website every day the amount of the underlying asset to which each bondholder is entitled.

Because issuers may issue a range of securities each collateralized by a different asset, the issuer pledges the underlying collateral (held with a custodian) to a security trustee for the benefit of the bondholders. Bondholders do not have a direct ownership right in the underlying asset. Instead, they have a secured claim via the security trustee, who is legally appointed to enforce those rights. The security trustee has a fiduciary duty to bondholders, not the issuer. If the issuer were ever to become insolvent, the security trustee enforces the security interest on behalf of bondholders. In the event that the issuer defaults on its obligations, the security trustee has the exclusive right to enforce claims against the collateral on behalf of bondholders. The security trustee also monitors whether the pledged collateral is properly maintained at the custodian.

Futures Contracts. The Funds may invest in exchange-listed futures contracts. Such contracts are standardized futures contracts that trade on regulated designated contract markets (“DCMs”) under the oversight of the Commodity Futures Trading Commission (“CFTC”). These contracts obligate or provide the right to buy or sell a specified commodity, financial instrument, or index at a predetermined price on a future date, with terms, including contract size, expiration, and settlement procedures, set by the exchange. Exchange-listing provides transparency, centralized clearing through derivatives clearing organizations, and daily mark-to-market margining, all of which reduce counterparty credit risk. As derivatives regulated under the Commodity Exchange Act, exchange-listed futures and options are subject to position limits, reporting requirements, and other CFTC rules designed to ensure market integrity, mitigate systemic risk, and protect market participants. Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for a Fund to buy or sell futures contracts or other financial instruments.

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Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that a Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity and, if so, a Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in a Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause a Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. A Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services, LLC, a subsidiary of S&P Global, Inc., or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Swap Agreements. The Funds utilize swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

A Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, a Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. A Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

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As a result, the swap has a similar economic effect as if a Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to a Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, a Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

U.S. Government Obligations. The Funds may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the U.S. or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae, Freddie Mac and Federal Home Loan Bank notes). In the latter case, the Funds must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Portfolio Turnover

Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes.

Investment Risks

Borrowing and Leverage Risk

When a Fund borrows money, it must pay interest and other fees, which will reduce a Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, a Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce a Fund’s asset coverage to less than the prescribed amount.

Cryptocurrency Risk

Cryptocurrencies are a volatile and evolving asset whose value is driven largely by market sentiment, speculative demand, macroeconomic conditions, and regulatory developments, rather than traditional fundamentals. The continued viability of cryptocurrency networks depends on technological advancements, institutional participation, and sustained public adoption, while competition from other digital assets, potential forks, and concentration of ownership among large holders present additional risks. Markets remain susceptible to manipulation, fraud, operational disruptions, and cybersecurity incidents, particularly given the fragmented global regulatory environment. The safekeeping of cryptocurrencies also present unique challenges: custodians and service providers are appealing targets for theft, hacking, or fraud, and although security measures such as cold storage and key-splitting are employed, they cannot eliminate risks of loss, breach, or malfunction. Assets held outside cold storage, including in omnibus trading accounts, are especially vulnerable. Any of these risks, individually or collectively, could materially and adversely affect the value of all cryptocurrencies and, in turn, the value of shares in cryptocurrency ETPs or related investment products.

Cybersecurity Risk

A Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-adviser, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cybersecurity breaches. A Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

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Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The Fund will only invest in exchange-traded futures contracts and will not invest in any over-the-counter derivatives. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The success of the Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers’ ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.
2.	Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. Specifically, a futures commission merchant (“FCM”) or clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.
3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of the underlying reference asset. This might occur due to factors unrelated to the value of the investments underlying reference asset, such as speculative or other pressures on the markets in which these instruments are traded.
4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearing house is the counterparty of every contract. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.
5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.
6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

European Exchange-Traded Products Risk

Each Fund expects to have significant exposure to European ETPs through investments in securities issued by such entities. Accordingly, each Fund is subject to the risks set forth below regarding such investments. Investors who do not fully understand and accept these risks are urged not to purchase Fund Shares.

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An investment in such securities represents an investment in debt instruments of the issuer that are secured by a pledge of the underlying asset to the security trustee, rather than a direct ownership interest in such asset. Accordingly, holders of such securities are creditors of the issuer and rely on the issuer’s ability to honor its obligations under the terms of the bond issuance and on the enforceability of the security arrangements in the event of an issuer default. An event of default by an issuer of European ETP securities will likely subject a Fund to significant losses and impair its ability to continue operating. This risk is heightened by the fact that a Fund’s portfolio is highly concentrated. It is expected that under most circumstances that a Fund will only hold securities issued by a single European ETP. Investors who do not wish to expose their investment to the credit risk of a single non-U.S. issuer are urged not to purchase Fund Shares. Although the issuer of European ETP securities has granted a security interest in the underlying asset to the security trustee for the benefit of bondholders, the rights of bondholders are indirect and subject to the terms of the trust deed, security agreement and applicable insolvency laws, which may differ from jurisdiction to jurisdiction and could delay or impair enforcement. The security trustee’s ability to realize value from the pledged collateral may be constrained by operational risks (including access to private keys, custodian insolvency or operational failure, technological malfunctions or cyberattacks) and legal risks (including disputes regarding the perfection of security interests, challenges from third-party creditors, the treatment of digital assets under applicable property and insolvency regimes, or changes in law affecting the enforceability of security over digital assets). In an enforcement scenario, bondholders will be dependent on the security trustee to act in a timely and effective manner to protect their interests. Investors have limited or no direct rights against the custodian and cannot independently enforce the security. Moreover, there can be no assurance that the liquidation of the collateral would occur promptly or at favorable prices given the potential volatility, illiquidity or disruption in the market for digital assets, and recovery may be further reduced by enforcement costs, delays, or legal challenges. As a result, bondholders (such as a Fund) may ultimately receive less than the value of the underlying asset, or nothing at all.

In addition, securities issued by European ETPs are subject to the regulatory frameworks and oversight of the jurisdictions in which they are organized and listed, which may differ significantly from U.S. standards. Disclosure and reporting requirements applicable to European ETPs may be less comprehensive or less frequent than those required for similar products in the United States. The legal and regulatory environment for cryptocurrencies and European ETPs holding such assets in Europe is evolving and may be subject to significant change, which could adversely affect the value, liquidity, and regulatory status of investments in securities issued by European ETPs. In addition, differences in market practices, trading hours, and settlement procedures in European markets may present additional risks to investors. Investments in European ETPs may present additional valuation risks arising from differences in trading hours between European exchanges and the Fund’s valuation schedule. European ETPs are typically listed and traded on European regulated markets, which may be closed at the time the Fund is required to value its assets. As a result, the most recent available market price for such ETPs may be stale and may not accurately reflect the current value of their underlying assets. This may be especially true for European ETPs investing principally in cryptocurrencies which trade continuously on global markets, including outside of European exchange hours. This discrepancy may lead to challenges in determining the fair value of a Fund’s holdings in European ETPs, and may result in a Fund’s net asset value not fully reflecting the real-time market value of the underlying assets. This risk is especially acute given the volatility of cryptocurrencies.

Failure to Qualify as a Regulated Investment Company Risk

If, in any year, a Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If a Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Liquidity Risk

A Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If a Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if a Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if a Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

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Trading Issues Risk

Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Treasury Obligations Risk

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund’s U.S. Treasury obligations to decline. U.S. Treasury securities are rated AA+ by S&P Global Ratings. A downgrade of the rating of U.S. Treasury securities may cause the value of a Fund’s U.S. Treasury obligations to decline. Because U.S. government debt obligations are often used as a benchmark for other borrowing arrangements, a downgrade could also result in higher interest rates for a range of borrowers, cause disruptions in the international bond markets and have a substantial adverse effect on the U.S. and global economy.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and lead the government to issue additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. If market participants determine that U.S. sovereign debt levels have become unsustainable, the value of the U.S. dollar could decline, thus increasing inflationary pressures, particularly with respect to services outsourced to non-U.S. providers and imported goods and constrain or prevent the U.S. government from implementing effective countercyclical fiscal policy in economic downturns. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period that shareholders own shares of a Fund. Notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the U.S., circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment would result in losses to a Fund and substantial negative consequences for the U.S. economy and the global financial system.

Valuation Risk

A Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. A Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of BIM or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Paul Fusaro, is an Independent Trustee. Mr. Fusaro is deemed an Interested Trustee of the Trust due to his position as Chief Operating Officer of BIM and President of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Bitwise Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Paul Fusaro(1) c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1985	Chairman of the Board of Trustees; President	• Indefinite term • Since inception	President (2021 - present), Chief Operating Officer (2018 – 2021) of Bitwise Asset Management; Chief Operating Officer and Secretary of Bitwise Investment Manager, LLC (2022 – present)	-	None

Independent Trustees
Jena Watson c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1972	Trustee	• Indefinite term • Since inception	Partner of ArentFox Shiff LLP (2023 – present); Senior Vice President, Assistant General Counsel and Corporate Secretary of HomeStreet Bank (2021 – 2023); Senior Counsel of Silicon Valley Bank (2018 –2021)	-	City of Belvedere Parks and Open Spaces (2021 – present)

Terrence Olson c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1967	Trustee	• Indefinite term • Since inception	Consultant for Two Tides Advisory, LLC (2025 – present); Chief Finance Officer of Andalusian Credit Partners, LLC (2023 – 2024); Chief Operating Officer and Chief Financial Officer of First Eagle Alternative Credit, LLC (2020 – 2021); Chief Operating Officer and Chief Financial Officer of THL Credit Advisors, LLC (2008 – 2020)	-	ISQ Infrastructure Company, LLC (2025 – present)

Tracy Castle-Newman c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104 Y.O.B.: 1968	Trustee	• Indefinite term • Since December 2025	Head of Client Strategy and Business Development of Morgan Stanley (2022 – 2025); Managing Director, Institutional Equity Division, of Morgan Stanley (1996 – 2025); Chief Operating Officer, Equity Distribution, of Morgan Stanley (2009 – 2022); Founder, TCN Advisors (2025 – present)	-	TSWS (2025 – present)

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Bitwise Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Officers of the Trust
Jim Gallo (2) c/o Foreside Fund Officer Services, LLC Three Canal Plaza Portland, ME 04101	Treasurer and Principal Financial Officer	• Indefinite term • Since inception	Principal Consultant of ACA Foreside (2022 – present); Vice President and Director of Fund/Client Accounting of Bank of New York Mellon (2002 – 2022)	N/A	N/A

Johanna Collins-Wood c/o Bitwise Investment Manager, LLC 250 Montgomery Street Suite 200 San Francisco, CA 94104	Secretary and Vice President	• Indefinite term • Since inception	Senior Counsel of Bitwise Asset Management (2021 – present); Chief Compliance Officer of Bitwise Investment Manager, LLC (2022 – present); Associate of Wilson, Sonsini Goodrich & Rosati LLP (2019 – 2021); Associate of Pepper Hamilton LLP (2017 – 2019)	N/A	N/A

Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	• Indefinite term • Since 2025	Senior Principal Consultant in Fund Officer Services at ACA Group (f/k/a Foreside Financial Group), (2020 – present); Vice President in Compliance & Regulatory Consulting at Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Fusaro is deemed an “interested person” of the Trust due to his position as Chief Operating Officer and Secretary of Bitwise Investment Manager, LLC and President of the Trust.
(2)	Mr. Gallo and Mr. Shoffner are employees of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Bitwise Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future Funds advised by BIM (each, a “Bitwise Fund” and collectively, the “Bitwise Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, BIM or any of its affiliates. Mr. Fusaro, an Interested Trustee, serves as the Chair of the Board of Trustees for each Fund in the Bitwise Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Bitwise Fund Complex. The unitary board structure was adopted for the Bitwise Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Bitwise Funds. Each Bitwise Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Bitwise Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Bitwise Funds, including among any such exchange-traded funds, the Board of Trustees of the Bitwise Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Bitwise Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Bitwise Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Bitwise Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

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The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Ms. Watson, Ms. Castle-Newman and Mr. Olson are members of the Nominating Committee, with Ms. Watson serving as its Chair. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. The Nominating Committee will not consider new trustee candidates who are 70 years of age or older or would turn 70 years old during the first three years of their service on the Board of Trustees. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Johanna Collins-Wood, Secretary, at the Trust’s address, 250 Montgomery Street, Suite 200, San Francisco, CA 94104. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Fund Shares owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Ms. Watson, Ms. Castle-Newman and Mr. Olson serve on the Audit Committee, with Mr. Olson serving as its Chair.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any sub-adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of Foreside Fund Officer Services, LLC (“Foreside Officer Services”) serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and Foreside Officer Services to ensure the Trust complies with Rule 38a-1 under the 1940 Act, Foreside Officer Services has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, Foreside Officer Services designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Mr. Hourihan currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

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Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. Jena Watson is the Chair of the Bitwise Fund Complex Nominating Committee and has served as a Trustee on the Bitwise Funds Trust’s Board of Trustees since 2022. She is currently a partner at ArentFox Schiff LLP, a role she has held since 2023. Prior to joining ArentFox Schiff, Ms. Watson served as the Senior Vice President, Assistant General Counsel and Corporate Secretary for HomeStreet Bank from 2021 to 2023. Ms. Watson served as Senior Counsel for Silicon Valley Bank from 2018 until 2021.

Terrence Olson is the Chair of the Bitwise Fund Complex Audit Committee and has served as a Trustee on the Bitwise Funds Trust’s Board of Trustees since 2022. Mr. Olson currently serves as a consultant for Two Tides Advisory, LLC. Mr. Olson served as the Chief Finance Officer of Andalusian Credit Partners from 2023 to 2024. From 2020 to 2021, Mr. Olson served as the Chief Operating Officer and Chief Financial Officer of First Eagle Alternative Credit, LLC. Prior to that, he served in the same role, Chief Operating Officer and Chief Financial Officer, of THL Credit Advisors, LLC.

Tracy Castle-Newman has served as a Trustee on Bitwise Funds Trust’s Board of Trustees since 2025. Ms. Castle-Newman is the founder of TCN Advisors, which offers coaching, consulting and board advisory services. Prior to founding TCN Advisors, Ms. Castle-Newman served as the Head of Client Strategy and Business Development of Morgan Stanley from 2022 to 2025, and as Managing Director in the Institutional Equity Division of Morgan Stanley from 1996 to 2025. Ms. Castle-Newman also served as the Chief Operating Officer of Global Institutional Equity of Morgan Stanley from 2009 to 2022.

Interested Trustee. Paul (Teddy) Fusaro is the Chair of the Board of Trustees of the Bitwise Fund Complex and serves as the Chief Operating Officer and Secretary of BIM. Mr. Fusaro also serves as the President of Bitwise Asset Management, the parent of BIM, a role in which he has served since 2021. Prior to being appointed President in 2021, Mr. Fusaro served as the Chief Operating Officer of Bitwise Asset Management since 2018. Prior to that, Mr. Fusaro was previously Senior Vice President and Head of Portfolio Management and Capital Markets at IndexIQ, the ETF issuer unit of New York Life Investment Management. Prior to IndexIQ, he was Vice President of Portfolio Management and co-head of Trading and Operations at Direxion Investments.

As of January 1, 2026, each Independent Trustee, except for Jena Watson, is paid a fixed annual retainer of $50,000. Ms. Watson has waived her compensation in connection with her current role as a partner of ArentFox Schiff LLP. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the estimated compensation to be paid by the Trust each Independent Trustee (excluding reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate estimated compensation paid to them for services to the Bitwise Fund Complex during the fiscal period ended December 31, 2026. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by BIM.

Name of Trustee	Estimated Compensation from The Fund	Total Estimated Compensation from the Bitwise Fund Complex
Jena Watson	$0	$0
Terrence Olson	$[____]	$50,000
Tracy Castle-Newman	$[____]	$50,000

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The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Bitwise Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Bitwise Fund Complex
Interested Trustee
Paul Fusaro	None	None
Independent Trustees
Jena Watson	None	None
David Fogel*	None	None
Tracy Castle-Newman**	None	None

*Effective October 9, 2025, David Fogel no longer serves as a Trustee of the Trust.

**Tracy Castle-Newman was appointed as Trustee of the Trust on December 3, 2025.

As of December 31, 2025, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. Bitwise Investment Manager, LLC, 250 Montgomery Street, Suite 200, San Francisco, CA 94104, serves as the investment adviser to the Funds. BIM is a Delaware limited liability company with a sole member, Bitwise Asset Management, Inc. BIM discharges its responsibilities subject to the policies of the Board of Trustees. BIM also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between BIM and the Trust, on behalf of the Funds (the “Investment Management Agreement”), BIM oversees the investment of the Fund’s assets and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay BIM an annual management fee equal to 0.__% of its daily net assets.

Under the Investment Management Agreement, BIM shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BIM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund’s outstanding voting securities on 60 days’ written notice to BIM, or by BIM on 60 days’ written notice to a Fund.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. There are currently three portfolio managers, as follows:

Jennifer Thornton, Portfolio Manager at BIM. Jennifer Thornton is Senior Index Fund Portfolio Manager at Bitwise. She is responsible for managing Bitwise’s suite of crypto index products, including performance and adherence to strategy and fund guidelines. Prior to joining Bitwise in 2021, Ms. Thornton worked for BlackRock in the ETF and Index Investments (EII) Americas Portfolio Management group. Previous to this role, she was with the Transition Management team in Trading and Liquidity Strategies, providing risk managed solutions to institutional investors undergoing portfolio reorganizations in multiple asset classes. Previous to BlackRock, Ms. Thornton was a transition portfolio manager, a project manager for system implementations, and a relationship manager overseeing dealings with strategic investment service partners at Barclays Global Investors. She earned an MBA degree from San Francisco State University and a BBA degree in marketing from the University of Mississippi.

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Daniela Padilla, Portfolio Manager at BIM. Ms. Padilla is a Portfolio Manager at Bitwise with seven years of financial services experience. Ms. Padilla joined Bitwise in 2021 in a portfolio management capacity, and has four years of experience managing index funds and alternative investment portfolios at Bitwise, prior to which she gained four years of experience in financial services in operations and middle office roles at JP Morgan, BBVA Securities, and Barclay Investments.

Gayatri Choudhury, Quantitative Investment Analyst of BIM. Ms. Choudhury is a Quantitative Investment Analyst at Bitwise with five years of industry experience. She is responsible for the research, development, and portfolio management of Bitwise’s suite of alpha products. Ms. Choudhury joined Bitwise in 2022 as a Quantitative Research analyst. Prior to Bitwise, she worked in ETF Product Development and Management at Global X and started her career as a management consultant at Sia Partners. She graduated from New York University with a B.A. in Mathematics.

Portfolio Manager Compensation. Each portfolio manager is compensated by BIM and is paid a fixed salary and discretionary bonus that is not based on the performance of the Funds.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, the portfolio managers do not beneficially own any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2025.

Portfolio Manager	Registered Investment Companies # of Accounts ($ assets)	Other Pooled Investment Vehicles # of Accounts ($ assets)	Other Accounts # of Accounts ($ assets)
Jennifer Thornton	($___________)	($___________)	($___________)
Daniela Padilla	($___________)	($___________)	($___________)
Gayatri Choudhury	($___________)	($___________)	($___________)

Conflicts of Interest. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of a Fund’s investments on the one hand, and the investments of the other accounts on the other. The other accounts might have similar investment objectives as a Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by a Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Fund Administration. The administrator and fund accountant and transfer agent for the Funds is The Bank of New York Mellon, (“BNYM,” “Administrator” or “Fund Accountant”), which has its principal office at 240 Greenwich Street, New York, New York 10286. BNYM provides administrative services pursuant to a fund administration agreement with the Trust (the “Fund Administration and Accounting Agreement”) pursuant to which BNYM provides certain services, including, among others, (i) preparation of certain shareholder reports and communications; (ii) preparation of certain reports and filings with the SEC; (iii) certain net asset value computation services; and (iv) such other services for the Trust as may be mutually agreed upon between the Trust and BNYM.

For its services under the Fund Administration and Accounting Agreement, BNYM is paid an annual fee based on the average net assets of the Funds, subject to a minimum annual fee. Pursuant to the Funds’ unitary management fee structure, BIM is responsible for paying for the services provided by BNYM, and the Funds do not directly pay BNYM.

Transfer and Dividend Agent. The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, serves as the Trust’s transfer and dividend disbursing agent (the “Transfer Agent”). Under its transfer agency agreement with the Trust, BNYM has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Fund Shares declared by the Trust on behalf of the Funds, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Custodian. The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, serves as custodian (the “Custodian”) for each Fund’s cash and securities. Pursuant to a custodian servicing agreement with the Funds (the “Custodian Agreement”), it is responsible for maintaining the books and records of each Fund’s portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving the assets of the Funds. BNYM may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust.

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In addition, _______________ serves as the custodian for each Fund’s direct digital asset investments.

Distributor. Foreside Fund Services, LLC serves as distributor and principal underwriter of the Creation Units of the Funds. Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described below under the heading “Creation and Redemption of Creation Units.”

BIM may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Fund Shares. BIM’s available resources to make these payments include profits from advisory fees received from the Funds. The services BIM may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

Since the inception of the Funds, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Funds.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of each Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to the Adviser and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund’s futures transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay markups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Adviser considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as “soft dollars.” The Adviser has advised the Board of Trustees that it does not currently intend to use soft dollars.

Notwithstanding the foregoing, in selecting brokers, the Adviser may in the future consider investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Adviser or the Trust. In addition, the Adviser must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by a Fund unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by a Fund to BIM under the Investment Management Agreement would not be reduced as a result of receipt by BIM of research services.

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The Adviser places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which a Fund effects securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including a Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Adviser believes such costs to a Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund. Each Fund’s portfolio holdings are also available on the Fund’s website at https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www. _________.com (for _________), https://www. _________.com (for _________) or https://www. _________.com (for _________). The Trust, Adviser and Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose on a quarterly basis the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of a Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. Each Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT and Form N-CSR are available without charge, upon request, by calling (415) 707-3663 or by writing to Bitwise Funds Trust, 250 Montgomery Street, Suite 200, San Francisco, CA 94104.

Codes of Ethics. In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by a Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by a Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for each Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has engaged the services of Institutional Shareholder Services, Inc. (“ISS”) to make recommendations to the Adviser on the voting of proxies relating to securities held by a Fund. The Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Adviser’s general voting policies. The Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Adviser’s consideration of any proxy proposal, and there may be times when the Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how a Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www. _________.com (for _________), https://www. _________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________) or https://www. _________.com (for _________), by calling (415) 707-3663, or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Funds, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash, or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

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Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets, and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

Each Fund may utilize a pro rata basket or a custom basket in reliance on Rule 6c-11. A “pro rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that a Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of a Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove, and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns, but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, a Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

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Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. A Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. A Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which a Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of such Fund’s Shares ordered, would own 80% or more of the currently outstanding shares of such Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of such Fund, be unlawful; or (v) there exist circumstances outside the control of such Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. A Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, a Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

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Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to a Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar-year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar-year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

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Distributions. Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by such Fund itself.

The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from such Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be reported by such Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional a Fund’s Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of such Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund’s Shares will receive a report as to the value of those Fund’s Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if Fund Shares have been held for more than one year. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire substantially identical stock or securities. In such a case, the basis of a Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

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Investments in Certain Non-U.S. Corporations. If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, such Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by such Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares in a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by such Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that such Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by such Fund which are properly reported by such Fund as undistributed capital gains, and any gains realized upon the sale or exchange of such Fund’s Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward. Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Determination of Net Asset Value

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The Board of Trustees has directed that the net asset value of Fund Shares (“NAV”) be determined as of the close of regular trading on the NYSE on each day that the NYSE is open for trading, except on certain days as stated in the Funds’ prospectus (the “Valuation Time”). The Board of Trustees has delegated to the Fund Accountant the responsibility for (1) calculating a Fund’s NAV, and (2) carrying out certain functions relating to the valuation of portfolio securities and other instruments in connection therewith. The Fund Accountant assumes these delegated responsibilities in accordance with the procedures and controls described forth below.

Pursuant to the Fund Administration and Accounting Agreement between the Trust and the Fund Accountant, the Fund Accountant has agreed to assemble the values of a Fund’s portfolio holdings pursuant to the Pricing Procedures (the “Pricing Procedures”) set forth in the Trust’s Compliance Policies and Procedures and compute the NAV of the Fund. The Fund Accountant will compile values for every portfolio security (“Preliminary Value”) in accordance with its “Ordinary Pricing Procedures” or “Fair Valuation Procedures” and test each Preliminary Value for ordinarily priced securities according to its Price Review Process. This process, the “Valuation Process,” will be conducted to determine the value of all securities held in a Fund’s portfolio (“Final Value”). If a Preliminary Value is available and passes the Price Review Process for a security at any given step, the process may be concluded for that security. In the event that a security is unable to be priced daily by any independent pricing agent or independent broker in accordance with the Pricing Procedures, and the Adviser believes that it is able to identify a fair market value for the security using a specified methodology until another pricing source is available or the security has been disposed of, the Adviser may direct the Fund Accountant to utilize such a price determined by such methodology.

The Fund Accountant is authorized to employ independent pricing services of the type commonly used in the investment company industry to provide current market values. Absent special circumstances, valuations for a type of instrument should all be made through an independent pricing service approved by the Adviser (“Pricing Services”). The Adviser will consider the qualifications, experience and history of the independent pricing agents; the methods, techniques, inputs and assumptions for different classes of holdings during different market conditions; and the quality of the pricing information provided when approving a particular independent pricing agent. On an ongoing basis, the Adviser, in consultation with the officers of the Trust and with input from the Fund Accountant, shall monitor and evaluate the Fund’s independent pricing agents.

In addition, the Fund Accountant may consider a valuation provided by an independent Valuation Vendor to provide either a Preliminary Value or to confirm the validity of a Preliminary Value as a Final Price, as provided for in the Pricing Procedures. A “Valuation Vendor” is a non-broker research firm approved by the Adviser for its expertise in providing security valuations through a modeling or evaluation process directly derived from observable and unobservable inputs. A Valuation Vendor utilizes market observables, if available, to determine the value. To the extent that market observables are not available as of the valuation date, the Valuation Vendor may use a statistical model to project the variables based on the historical data. To the extent that historical data is not available, comparable or historical benchmark data may be identified and used for estimation. To the extent comparable valuations are not available, the Valuation Vendor may use industry averages. Other similar methodologies, including the expert evaluation of unobservable inputs by the Valuation Vendor, may also be used to create a value.

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Equity Securities (Including American Depositary Receipts, Global Depositary Receipts and Preferred Stock. Securities traded or dealt in upon one or more securities exchange (whether domestic or foreign), except those listed on the National Association of Securities Dealers’ Automated Quotation System (“Nasdaq”), and not subject to restrictions against resale shall be valued at:

A.	Last Traded Price from the exchange in which the security is principally traded, or in the case of:
	1.	Nasdaq listed securities Nasdaq Official Closing Price “NOCP,” when available.
		(1)	Non-U.S. equity securities prices are based upon primary local market conventions. Depending upon local market convention or regulation, the price may represent the last sale price or the mean between the last bid and ask price as at the close of the appropriate exchange or at designated times as determined by the appropriate governing body. For countries that allow securities to trade on multiple exchanges (e.g. U.S., Japan, Germany, and India), the value of the security shall be taken to be the last reported closing price from the security’s primary exchange.
		(2)	Snapshot Price (for markets that have not closed), or if not available and in the absence of a recorded transaction.
		(3)	Mean Between Last Bid and Ask.
		(4)	If an Ask price is unavailable, the Last Bid Price.

An over-the-counter security not traded on an exchange or the Nasdaq is valued at:

1.	Last Traded Price or in the absence of a recorded transaction sale price, or if the last sale price is unavailable.
2.	Mean Between Last Bid and Ask, as quoted.
3.	If an Ask price is unavailable, the Last Bid Price.

The value of portfolio securities traded primarily on foreign exchanges or a foreign over-the-counter market (“Foreign Securities”) may take into account foreign currency exchange activity occurring between the Valuation Time and the close of trading on the foreign exchange where the security being valued trades.

Securities Subject to Tender Offer. Securities held by a Fund, or received as part of a “Creation Order,” that may be subject to an outstanding tender offer, should be priced at the prevailing market price (if available) unless the Adviser and/or the Fund Accountant has determined that the security can and will be tendered. If such a determination has been made, the Adviser may consider whether the security should instead be priced at a value reflective of the tender offer.

Fixed Income Securities. Fixed income securities shall be valued by an independent pricing agent or by brokers using the mean between the bid and ask price. Such fixed income securities shall be valued using any of the following methodologies in descending order of preference:

A.	Evaluated Prices from a Pricing Service or the Valuation Vendor. An “Evaluated Price,” such as a Matrix Price, Modeled Price or broker-quoted price may be used as a Preliminary Value. Such Evaluated Prices are created by using various observable inputs including, but not limited to pricing formulas, such as dividend discount models, option valuation formulas and discounted cash flow models that might be applicable.
B.	Broker Quote. For a broker to provide prices, the broker must be a broker who is an over-the-counter market maker known to make markets in the security in question, or to have available a matrix pricing or modeled pricing process adequate for that class of securities. The Adviser will provide names of brokers in order to obtain a Preliminary Value for a security. In collecting price quotes from brokers, the Fund Accountant shall strive to receive both a bid and an ask price from each broker queried for each separate security. If a bid and ask price are received from a broker, the Preliminary Value from that broker will be considered to be the mean of the bid and ask price. If a bid and ask price are not available, a bid price may be considered as that broker’s Preliminary Value, but an ask price alone shall not. In the absence of more detailed information regarding the nature of a quote, a price received from a broker will be considered that Broker’s Preliminary Value. A Matrix or Modeled Price received by a broker may also be utilized as a Preliminary Value if the broker does not have a broker quote readily available.
C.	Purchase Price. In the event a price cannot be obtained utilizing any of the methodologies described above, a Purchase Price can be used as the Final Value for up to five days from the purchase date, which will be considered a fair valuation and valued according to standing instructions from the Adviser.

Short-Term Debt Instruments. Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills having a maturity of less than 60 days are valued at market value using an evaluated mean from an approved Pricing Service.

Derivatives. Futures contracts shall be valued by using readily available market quotations provided by a Pricing Service. Futures contracts are generally valued at the last reported settlement price on the exchange on which they principally trade. If the settlement price is not available, then futures contracts shall be valued at the last traded price. Options traded on an exchange are generally valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Calls written are valued at the last reported bid price, while calls purchased use the last reported ask price. Puts written are valued at the last reported ask price, while puts purchased are priced at the last reported bid price. Foreign currencies shall be translated to U.S. dollars using current exchange rates provided by a Pricing Service. Prices for other derivatives for which no exchange price is available will be provided by a Pricing Service, a Valuation Vendor or a broker quote.

Rights and Warrants. Warrants or rights traded on an exchange are valued based on the last sale price on an exchange on the Valuation Date. If there are no sales on that day, the warrants or rights will be valued at the mean between the last reported bid and ask quotation. For rights and warrants not traded on an exchange, simple arithmetic can be used to price a security that has been created from corporate action related activity on an exchange-traded security where market observable inputs are available and a market price is unavailable. Generally, rights or warrants value will be based on the market value of the underlying securities, less the cost to “subscribe” to the underlying securities (i.e., to exercise the right), adjusted for the subscription ratio (the “Valuation Formula”). The subscription ratio means the number of shares available to purchase per right. A right or warrant shall be valued at zero if: (i) the subscription cost exceeds the market value of the underlying securities; or (ii) the subscription terms are not known. In all cases, these calculations will be performed by the Fund Accountant.

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When it is determined by the Adviser that a Fund that is entitled to receive rights or warrants but is not eligible to either subscribe, exercise or sell the rights or warrants (i.e. in cases where U.S. investors cannot hold securities), the rights or warrants shall be assigned a value of zero.

Spot and Forward Currency Exchange Contracts. Spot and forward currency exchange contracts shall be valued using mid evaluation rates at the close of the London Exchange as provided by an approved Pricing Service.

Other Assets and Liabilities. Other assets (such as receivables and capitalized start-up costs) and liabilities (such as payables and borrowings by a Fund) are to be valued at their book value absent a determination by the Adviser to value them on another basis.

If a price for an equity security cannot be obtained from a pricing agent, the Fund Accountant will promptly notify the Adviser. The Adviser will attempt to identify and provide contact information for at least one independent broker-dealer from whom the Fund Accountant will attempt to receive quotations for the security. The Adviser may act as an intermediary between the Fund Accountant and the independent broker-dealer.

In the event that (1) price quotations or valuations are not readily available using the methodologies described above, (2) readily available price quotations or valuations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, the Adviser shall determine such securities’ fair value in accordance with the Trust’s fair valuation process.

In determining the fair value of securities for which market quotations are not readily available, price quotations or valuations deemed unreliable or a significant event has occurred, the Adviser shall be guided by factors articulated by the SEC from time to time. No single standard for fair valuation can be established. The fair value of a security depends on the circumstances of each individual case and should take into consideration all indications of value available at the time of determination. Generally, “fair value” of a portfolio security represents the amount the owner might reasonably expect to receive for the security upon current sale.

The Adviser may use any item it considers relevant in developing a fair value for a security. The Adviser is under no obligation to align or justify a current day’s fair value with any prior Final Value used for NAV calculation purposes unless the Adviser determines the prior valuation to be currently relevant.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of a Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund Shares purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. KPMG LLP, 345 Park Avenue, New York, New York 10154 serves as each Fund’s independent registered public accounting firm. The firm audits each Fund’s financial statements and performs other related audit services.

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Performance Information

To obtain a Fund’s most current performance information, please call (415) 707-3663 or visit the Fund’s website at https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www. _________.com (for _________), https://www. _________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________), https://www. _________.com (for _________), https://www._________.com (for _________), https://www._________.com (for _________) or https://www. _________.com (for _________). From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent a Fund’s past performance and should not be considered as representative of future results. Each Fund calculates its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

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Bitwise Funds Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

a)	Agreement and Declaration of Trust of the Registrant (1)

b)	By-Laws of the Registrant (1)

c)	Not applicable

d)	(1)	Investment Management Agreement between the Registrant and Bitwise Investment Manager, LLC (1)

(2)	Amended Schedule A to the Investment Management Agreement between the Registrant and Bitwise Investment Manager, LLC (9)

(3)	Expense Reimbursement/Fee Waiver Agreement between the Registrant and Bitwise Investment Manager, LLC (1)

(4)	Amended Exhibit A to the Expense Reimbursement/Fee Waiver Agreement between the Registrant and Bitwise Investment Manager, LLC (7)

(5)	Investment Management Agreement between Bitwise Investment Manager, LLC and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (2)

(6)	Investment Management Agreement between Bitwise Investment Manager, LLC and Bitwise Ethereum Strategy Cayman Subsidiary, LLC (3)

(7)	Investment Management Agreement between Bitwise Investment Manager, LLC and Bitwise Bitcoin and Ether Equal Weight Strategy Cayman Subsidiary, LLC (4)

(8)	Investment Sub-Advisory Agreement between the Registrant, Bitwise Investment Manager, LLC and Vident Advisory, LLC (5)

(9)	Investment Management Agreement between Bitwise Investment Manager, LLC and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (5)

(10)	Investment Sub-Advisory Agreement between Bitwise Investment Manager, LLC and Exchange Traded Concepts, LLC (8)

e)	(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC (1)

(2)	Amended Exhibit A to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC (9)

f)	Not applicable

g)	(1)	Custody Agreement between the Registrant and The Bank of New York Mellon (1)

(2)	Amended Appendix I to the Custody Agreement between the Registrant and The Bank of New York Mellon (9)

h)	(1)	Fund Administration and Accounting Agreement between the Registrant and the Bank of New York Mellon (1)

(2)	Amended Exhibit A to the Fund Administration and Accounting Agreement between the Registrant and the Bank of New York Mellon (9)

(3)	Transfer Agency Servicing Agreement between the Registrant and The Bank of New York Mellon (1)

(4)	Amended Appendix A to the Transfer Agency Servicing Agreement between the Registrant and The Bank of New York Mellon (9)

(5)	Form of Authorized Participant Agreement (1)

(6)	Subscription Agreement (1)

i)	Opinion of Legal Counsel (9)

j)	Not applicable

k)	Not applicable

l)	Not applicable

m)	Not applicable

n)	Not applicable

o)	Not applicable

p)	(1)	Code of Ethics of Registrant (3)

(2)	Code of Ethics of Bitwise Investment Manager, LLC (1)

(3)	Code of Ethics of Vident Advisory, LLC (5)

(4)	Code of Ethics of Foreside Fund Services, LLC (1)

(5)	Code of Ethics of Exchange Traded Concepts, LLC (8)

q)	Powers of Attorney (6)

(1)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 221273523) filed on September 28, 2022.

(2)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900 Film No. 23588172) filed on February 6, 2023.

(3)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 231292171) filed on September 29, 2023.

(4)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 231292179) filed on September 29, 2023.

(5)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 24884558) filed on April 26, 2024.

(6)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-264900/Film No. 25757761) filed on March 20, 2025.

(7)	Previously filed with the Registrant's Registration Statement on Form N-1A (File No. 333-264900/Film No. 25891654) filed on April 30, 2025.

(8)	Previously filed with the Registrant's Registration Statement on Form N-1A (File No. 333-264900/Film No. 251345057) filed on September 25, 2025.

(9)	To be filed by amendment.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant. Article VII, Section 2 of the Declaration of Trust sets forth the following with regard to indemnification of the Trust’s “Agents” which includes any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise.

(a)       Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Bitwise Investment Manager, LLC (“BIM”), the investment adviser to the Fund, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of BIM is incorporated by reference to the Form ADV filed by BIM with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-126704).

Item 32.	Principal Underwriter

(a)     Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
5.	AdvisorShares Trust
6.	AFA Multi-Manager Credit Fund
7.	AGF Investments Trust
8.	AIM ETF Products Trust
9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
11.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ARK Venture Fund
20.	ASYMmetric ETFs Trust
21.	B.A.D. ETF, Series of Listed Funds Trust
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

38.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
39.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
40.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
41.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
42.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
43.	Center Coast Brookfield MLP & Energy Infrastructure Fund
44.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
45.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
46.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
47.	Clifford Capital International Value Fund, Series of World Funds Trust
48.	Clifford Capital Partners Fund, Series of World Funds Trust
49.	Cliffwater Corporate Lending Fund
50.	Cliffwater Enhanced Lending Fund
51.	Cohen & Steers Infrastructure Fund, Inc.
52.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
53.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
54.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
55.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
56.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
57.	Davis Fundamental ETF Trust
58.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
59.	Defiance Digital Revolution ETF, Series of ETF Series Solutions
60.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
61.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
62.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
63.	Defiance Quantum ETF, Series of ETF Series Solutions
64.	Direxion Shares ETF Trust
65.	Dividend Performers ETF, Series of Listed Funds Trust
66.	Dodge & Cox Funds
67.	DoubleLine ETF Trust
68.	DoubleLine Opportunistic Credit Fund
69.	DoubleLine Yield Opportunities Fund
70.	Eaton Vance NextShares Trust
71.	Eaton Vance NextShares Trust II
72.	EIP Investment Trust
73.	Ellington Income Opportunities Fund
74.	ETF Opportunities Trust
75.	Evanston Alternative Opportunities Fund
76.	Exchange Listed Funds Trust
77.	Fiera Capital Series Trust
78.	FlexShares Trust
79.	Forum Funds
80.	Forum Funds II
81.	Forum Real Estate Income Fund
82.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
83.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
84.	Grizzle Growth ETF, Series of Listed Funds Trust
85.	Guinness Atkinson Funds
86.	Harbor ETF Trust
87.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
89.	IDX Funds
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	John Hancock Exchange-Traded Fund Trust
94.	Kelly Strategic ETF Trust
95.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
96.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
97.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
98.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	Merk Stagflation ETF, Series of Listed Funds Trust
105.	Milliman Variable Insurance Trust
106.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
107.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
108.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
109.	Morgan Creek-Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
110.	Morningstar Funds Trust

111.	OTG Latin American Fund, Series of World Funds Trust
112.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
118.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
119.	Palmer Square Opportunistic Income Fund
120.	Partners Group Private Income Opportunities, LLC
121.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
122.	Perkins Discovery Fund, Series of World Funds Trust
123.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
124.	Plan Investment Fund, Inc.
125.	PMC Funds, Series of Trust for Professional Managers
126.	Point Bridge America First ETF, Series of ETF Series Solutions
127.	Preferred-Plus ETF, Series of Listed Funds Trust
128.	Putnam ETF Trust
129.	Quaker Investment Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
136.	Reynolds Funds, Inc.
137.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
138.	RiverNorth Patriot ETF, Series of Listed Funds Trust
139.	RMB Investors Trust
140.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
141.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
142.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
143.	Roundhill Cannabis ETF, Series of Listed Funds Trust
144.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
145.	Roundhill MEME ETF, Series of Listed Funds Trust
146.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
147.	Roundhill Video Games ETF, Series of Listed Funds Trust
148.	Rule One Fund, Series of World Funds Trust
149.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
150.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	SHP ETF Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategy Shares
160.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
161.	Syntax ETF Trust
162.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
163.	The Community Development Fund
164.	The Finite Solar Finance Fund
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal ETF Trust
170.	Tidal Trust II
171.	TIFF Investment Program
172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
181.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
182.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
183.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

184.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
192.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
195.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
196.	U.S. Global Investors Funds
197.	Union Street Partners Value Fund, Series of World Funds Trust
198.	Variant Alternative Income Fund
199.	Variant Impact Fund
200.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
201.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
202.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
203.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
204.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
205.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
206.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
207.	VictoryShares Protect America ETF, Series of Victory Portfolios II
208.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
209.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
211.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
215.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
218.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
220.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
221.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
222.	Walthausen Funds
223.	West Loop Realty Fund, Series of Investment Managers Series Trust
224.	WisdomTree Trust
225.	WST Investment Trust
226.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)     To the best of the Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101 111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Secretary Treasurer	None

Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President Vice President	None

(c)     Not Applicable.

Item 33.	Location of Accounts and Records

Bitwise Investment Manager, LLC, 250 Montgomery Street, Suite 200, San Francisco, California 94104, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of San Francisco, and State of California on the 30th day of December, 2025.

Bitwise Funds Trust

By:	/s/ Paul Fusaro
Paul Fusaro, President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Paul Fusaro Paul Fusaro	President, Trustee, Chairman (Principal Executive Officer)	December 30, 2025

Jim Gallo* Jim Gallo	Treasurer (Principal Financial Officer and Principal Accounting Officer)	December 30, 2025

Jena Watson*	Trustee	December 30, 2025
Jena Watson

Terrence W. Olson*	Trustee	December 30, 2025
Terrence W. Olson

*	An original power of attorney authorizing Paul Fusaro and Katherine Dowling to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously executed and filed as an exhibit.